As filed with the Securities and Exchange Commission on June 23, 2004




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08270



                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


             601 UNION STREET, SUITE 2801
                      SEATTLE, WA                     98101
       ----------------------------------------     ----------
       (Address of principal executive offices)     (Zip code)


                                 J. GLENN HABER
                       RAINIER INVESTMENT MANAGEMENT, INC.
                          601 UNION STREET, SUITE 2801
                                SEATTLE, WA 98101
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (206) 464-0400
               --------------------------------------------------
               Registrant's telephone number, including area code

                                    Copy to:
                                  David Hearth
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105


Date of fiscal year end: MARCH 31, 2004
                         --------------


Date of reporting period: MARCH 31, 2004
                          --------------

ITEM 1. REPORT TO STOCKHOLDERS.


                                                                       RAINIER
                                                                     INVESTMENT
                                                                     MANAGEMENT
                                                                    MUTUAL FUNDS


ANNUAL REPORT
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

MARCH 31, 2004

March 31, 2004

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...............................................    3
COMMENTS FROM INVESTMENT ADVISOR .....................................    4

PORTFOLIO INVESTMENT RETURNS
         SMALL/MID CAP EQUITY PORTFOLIO ..............................    5
         CORE EQUITY PORTFOLIO .......................................    6
         GROWTH EQUITY PORTFOLIO .....................................    7
         BALANCED PORTFOLIO ..........................................    8
         INTERMEDIATE FIXED INCOME PORTFOLIO .........................    9

SCHEDULES OF INVESTMENTS
         SMALL/MID CAP EQUITY PORTFOLIO ..............................   10
         CORE EQUITY PORTFOLIO .......................................   13
         GROWTH EQUITY PORTFOLIO .....................................   16
         BALANCED PORTFOLIO ..........................................   18
         INTERMEDIATE FIXED INCOME PORTFOLIO .........................   22
STATEMENTS OF ASSETS AND LIABILITIES .................................   24
STATEMENTS OF OPERATIONS .............................................   25

STATEMENTS OF CHANGES
IN NET ASSETS ........................................................   26
FINANCIAL HIGHLIGHTS .................................................   29
NOTES TO FINANCIAL STATEMENTS ........................................   35
INDEPENDENT AUDITOR'S REPORT .........................................   39
DIRECTORY OF FUNDS' SERVICE PROVIDERS ................................   39
INDEX DESCRIPTIONS ...................................................   40


                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                  800.248.6314
                              www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

                     This page is intentionally left blank.

Letter to shareholders

Dear Shareholders,

     As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder, I'd like to express once again our appreciation for your valued investment in one of the five Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the Annual Report, contains audited financial statements for the fiscal year ending March 31, 2004. Also, you will see commentaries for each of the five Portfolios, which cover the last 12 months, followed by investment total returns. This Report also contains financial statements detailing the expenses and holdings of the Portfolios. Finally, this Annual Report contains an Independent Auditor's Report written by KPMG LLP.

     The U.S. equity markets recovered strongly during the 12 months ending March 31, a definite mood lifter after suffering through one of the worst bear markets of modern times. All of the Rainier Investment Management Portfolios investing in equities had impressive returns, reminding shareholders once again of the investment principle so difficult to maintain during market downturns: stay invested in the market for the long term. The Rainier Small/Mid Cap Equity Portfolio returned 56.84% for the year ending March 31. Since inception on May 10, 1994, this fund has now returned 14.67% (annualized) for its shareholders. The Core Equity Portfolio returned 32.70% for the year, and a very respectable 12.57% (annualized) since its inception on that same date. Our newer Growth Equity Portfolio returned 35.06% for the year, well in excess of the 32.18% increase of its primary benchmark, the Russell 1000(R) Growth Index. The Rainier Balanced Portfolio, which invests approximately 60% of its portfolio in equity investments, gained 20.75% for the year, pushing its long-term return to a solid 10.30% (annualized) since inception on May 10, 1994. Finally, the Intermediate Fixed Income Portfolio returned 5.10% for the year and, with its intermediate-term maturity structure and investment-quality debt securities, we believe stands ready to face a widely advertised increase in interest rates. Performance data quoted represents past performance and does not guarantee future results. Please refer to pages five through nine of this report for complete fund performance information.

     We have, of course, followed the ongoing investigations into mutual fund trading improprieties closely, and continue to install policies, monitoring and controls to leave no doubt that market timing or any activity contrary to the interests of our shareholders will not be tolerated. For example, we have strengthened our already-strong code of ethics to define more clearly our rules for employee trading in the Rainier Mutual Funds. The new rules, which include the oversight of an outside accounting firm, will assure that you can continue to rely on the highest professional standards from Rainier and its employees. Thank you again for your investment in the Rainier Investment Management Mutual Funds.

                                    Sincerely,

                                    /s/ J. Glenn Haber
                                    -------------------------------------------
                                    J. Glenn Haber
                                    Chairman
                                    Rainier Investment Management Mutual Funds

COMMENTS FROM INVESTMENT ADVISOR

About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R)(RIM) located in Seattle, Washington. RIM manages $5.1 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

     The one-year period ending March 31, 2004 provided equity investors with significant positive results. Led by a rebound in some of the most depressed shares, stocks rose in 10 of the 12 months. While small-capitalization stocks recorded the most spectacular results, large-capitalization shares posted returns that were impressive as well.

     The rally commenced when the overall situation looked quite bleak. The war in Iraq was beginning, and the U.S. equity markets had declined for most of the three previous years. However, uncertainties about the war and the market declines had created enormous value in the equity market. When mixed with the elixir of stimulative monetary and fiscal policy, the effect was powerful. Aggressive corporate cost-cutting added even more fuel to the markets. In our comments last year we stated "Corporate America is very lean and any improvement in top-line revenue will quickly translate into higher bottom-line earnings." In retrospect, we underestimated how powerful this earnings rebound would be.

     With recovery come new challenges and risks. Currently, the markets are concerned about the potential impact of higher interest rates, higher energy prices and higher health-care costs. Stocks are now more richly valued than they were a year ago. The geopolitical environment is still very unsettled. Finally, this is an election year. Despite these uncertainties, we contend that the underlying fundamentals of the U.S. equity market are sound and that the U.S. economy will continue to expand in 2004.

     We remain committed to our investment discipline of identifying and investing in companies with compelling growth opportunities at prices that make sense. This approach has guided us since our inception and will continue to guide us in the future. We appreciate your support.

  Daniel M. Brewer, CFA    Mark W. Broughton, CFA
  Mark H. Dawson, CFA      James R. Margard, CFA
  Peter M. Musser, CFA


FIXED-INCOME COMMENTS

The bond market turned in another decent year with the Lehman Intermediate Bond Index returning 5.3% for the one-year period ending March 31, 2004. It was a respectable year considering that inflation during this time period was a relatively low 1.7% year over year, equating to a real return (nominal less inflation) of 3.6%. To bring this into perspective, the real return on government bonds over the last 75 years has averaged 2.3%, making last years' real return more than 1% above the long-term average.

The steep yield curve was basically unchanged over the year; however, interest rate volatility was high as the 10-year U.S. Treasury vacillated wildly between a low of 3.1% and a high of 4.6%. The beginning of the year was dominated by the Iraq war, deflation, a less than robust economy and falling interest rates. The Federal Reserve lowered the overnight lending rate by 0.25% to its current 1.0% in June to help ensure the success of the current economic recovery. By the end of the year it became evident that the massive fiscal and monetary stimulus enacted in 2002-2003 was in fact helping the economy along. The market began realizing that the Fed could not maintain historically low lending rates without sparking inflation and began anticipating its next rate move would be up. When exactly that will occur remains a big question.

Looking ahead we believe that interest rates will move slowly and modestly higher over the next year. Despite a rising rate scenario, we remain optimistic that our high-quality, intermediate duration investment strategy may mitigate the effects of rising interest rates and could help total returns remain positive.

Andrea L. Durbin, CFA
Patricia L. Frost
Matt Kennedy, CFA
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS
                         SMALL/MID CAP EQUITY PORTFOLIO

OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small-and medium-capitalization common stocks.

COMMENTARY: Small- and mid-cap stocks benefited tremendously over the last year from renewed growth in the economy and corporate profits. The Small/Mid Cap Equity Portfolio returned 56.84%, compared to the 50.83%, 60.64%, and 63.83% returns from the Russell Midcap(R), 2500(tm) and 2000(R) Indices. Secondary stocks widely exceeded the returns of large-caps, which has historically occurred during the initial stages of recovery. The best performing sectors and stocks over the year were those most exposed to the improving economy. Within the consumer-discretionary sector, leading performers included retailer Dollar Tree Stores and Internet-advertiser ValueClick. Investment manager Affiliated Managers Group led finance shares given its earnings sensitivity to higher capital markets. The top contributor to the Portfolio was American Pharmaceutical Partners, a leader in the injectable generic drug industry. After four years of outperformance, we anticipate that returns for small- and mid-cap shares will be more comparable to that of large-caps.

                    SMALL/MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES     RUSSELL 2500 INDEX    COMSUMER PRICE INDEX
                    ------------------------------------------------     ------------------    --------------------
         5/10/1994                       10,000                                10,000                10,000
         5/31/1994                       10,142                                10,077                10,007
         6/30/1994                        9,900                                 9,764                10,041
         7/31/1994                       10,242                                10,029                10,068
         8/31/1994                       10,858                                10,571                10,109
         9/30/1994                       10,575                                10,464                10,136
        10/31/1994                       10,692                                10,480                10,142
        11/30/1994                       10,308                                10,026                10,156
        12/31/1994                       10,606                                10,242                10,156
         1/31/1995                       10,821                                10,221                10,197
         2/28/1995                       11,431                                10,735                10,237
         3/31/1995                       11,938                                10,999                10,237
         4/30/1995                       12,265                                11,194                10,305
         5/31/1995                       12,652                                11,430                10,326
         6/30/1995                       13,150                                11,979                10,346
         7/31/1995                       13,795                                12,685                10,346
         8/31/1995                       14,138                                12,888                10,373
         9/30/1995                       14,508                                13,130                10,393
        10/30/1995                       14,370                                12,719                10,427
        11/30/1995                       15,264                                13,262                10,421
        12/31/1995                       15,642                                13,489                10,414
         1/30/1996                       15,845                                13,584                10,475
         2/29/1996                       16,270                                13,994                10,509
         3/31/1996                       16,519                                14,279                10,563
         4/30/1996                       17,082                                14,939                10,604
         5/31/1996                       17,258                                15,344                10,624
         6/30/1996                       16,758                                14,873                10,631
         7/31/1996                       15,955                                13,784                10,651
         8/31/1996                       16,884                                14,577                10,672
         9/30/1996                       17,813                                15,209                10,706
        10/31/1996                       17,910                                15,109                10,739
        11/30/1996                       19,111                                15,839                10,760
        12/31/1996                       19,170                                16,056                10,760
         1/31/1997                       19,987                                16,500                10,794
         2/28/1997                       19,762                                16,254                10,828
         3/31/1997                       18,925                                15,518                10,855
         4/30/1997                       19,313                                15,715                10,868
         5/31/1997                       20,906                                17,161                10,862
         6/30/1997                       21,794                                17,863                10,875
         7/31/1997                       23,447                                18,910                10,889
         8/31/1997                       23,345                                19,173                10,909
         9/30/1997                       25,142                                20,426                10,936
        10/31/1997                       24,478                                19,509                10,963
        11/30/1997                       24,723                                19,596                10,957
        12/31/1997                       25,349                                19,967                10,943
         1/31/1998                       24,852                                19,662                10,963
         2/28/1998                       26,896                                21,089                10,984
         3/31/1998                       28,138                                22,014                11,004
         4/30/1998                       28,511                                22,097                11,024
         5/31/1998                       27,359                                21,072                11,045
         6/30/1998                       27,054                                21,096                11,058
         7/31/1998                       25,361                                19,648                11,072
         8/31/1998                       20,178                                15,941                11,085
         9/30/1998                       21,352                                17,073                11,099
        10/31/1998                       23,114                                18,007                11,126
        11/30/1998                       24,683                                18,898                11,126
        12/31/1998                       26,103                                20,044                11,119
         1/31/1999                       25,291                                20,009                11,147
         2/28/1999                       23,468                                18,695                11,160
         3/31/1999                       23,303                                19,094                11,194
         4/30/1999                       24,574                                20,803                11,275
         5/31/1999                       25,021                                21,126                11,275
         6/30/1999                       26,527                                22,225                11,275
         7/31/1999                       26,080                                21,788                11,309
         8/31/1999                       24,986                                21,106                11,336
         9/30/1999                       24,762                                20,792                11,391
        10/31/1999                       25,374                                21,248                11,411
        11/30/1999                       26,997                                22,447                11,418
        12/31/1999                       30,714                                24,881                11,418
         1/31/2000                       28,656                                24,309                11,452
         2/29/2000                       31,961                                27,820                11,520
         3/31/2000                       33,879                                27,394                11,615
         4/30/2000                       33,208                                25,921                11,621
         5/31/2000                       31,785                                24,677                11,635
         6/30/2000                       32,879                                26,298                11,696
         7/31/2000                       32,655                                25,628                11,723
         8/31/2000                       35,749                                27,835                11,723
         9/30/2000                       35,008                                26,930                11,784
        10/31/2000                       33,620                                26,191                11,805
        11/30/2000                       29,703                                23,886                11,811
        12/31/2000                       32,872                                25,943                11,805
         1/31/2001                       33,270                                26,795                11,879
         2/28/2001                       30,714                                25,070                11,927
         3/31/2001                       28,515                                23,695                11,954
         4/30/2001                       31,649                                25,787                12,001
         5/31/2001                       32,363                                26,563                12,056
         6/30/2001                       32,460                                26,940                12,076
         7/31/2001                       31,388                                25,977                12,042
         8/31/2001                       30,151                                25,125                12,042
         9/30/2001                       26,949                                21,874                12,096
        10/31/2001                       27,897                                23,005                12,056
        11/30/2001                       30,192                                24,866                12,035
        12/31/2001                       31,583                                26,259                11,988
         1/31/2002                       31,180                                25,934                12,015
         2/28/2002                       30,172                                25,479                12,062
         3/31/2002                       32,030                                27,241                12,130
         4/30/2002                       31,828                                27,172                12,198
         5/31/2002                       31,266                                26,375                12,198
         6/30/2002                       29,193                                24,889                12,205
         7/31/2002                       26,024                                21,919                12,218
         8/31/2002                       25,981                                21,985                12,259
         9/30/2002                       24,166                                20,243                12,280
        10/31/2002                       25,174                                20,903                12,300
        11/30/2002                       26,932                                22,610                12,300
        12/31/2002                       25,261                                21,587                12,273
         1/31/2003                       25,059                                21,013                12,327
         2/28/2003                       24,483                                20,508                12,422
         3/31/2003                       24,728                                20,704                12,497
         4/30/2003                       26,528                                22,549                12,469
         5/31/2003                       29,049                                24,766                12,449
         6/30/2003                       30,129                                25,240                12,463
         7/31/2003                       31,310                                26,596                12,476
         8/31/2003                       33,052                                27,827                12,524
         9/30/2003                       32,044                                27,448                12,564
        10/31/2003                       34,968                                29,617                12,551
        11/30/2003                       35,774                                30,732                12,517
        12/31/2003                       36,941                                31,410                12,503
         1/31/2004                       37,762                                32,556                12,564
         2/29/2004                       38,511                                33,060                12,632
         3/31/2004                       38,784                                33,259                12,714



TOTAL RETURNS                                                                                 Inception     Inception
March 31, 2004                                  6 Months     1 Year    3 Years*    5 Years*   to 3/31/04*      Date
---------------------------------------------   ---------------------------------------------------------------------
Small / Mid Cap Equity - Original Shares         21.03%       56.84%     10.80%      10.73%      14.67%      5/10/94
---------------------------------------------   ---------------------------------------------------------------------
Small/Mid Cap Equity - Institutional Shares      21.19        57.27      11.06       10.99       14.93       5/10/94
---------------------------------------------   ---------------------------------------------------------------------
Russell 2500 Index                               21.17        60.64      11.97       11.74       12.91          N/A
---------------------------------------------   ---------------------------------------------------------------------
Russell 2000 Index                               21.69        63.83      10.90        9.66       10.78          N/A
---------------------------------------------   ---------------------------------------------------------------------
Consumer Price Index                              1.19         1.74       2.08        2.58        2.46          N/A
---------------------------------------------   ---------------------------------------------------------------------

* Annualized returns. The performance figures for the Institutional Shares for periods prior to 5/2/02, represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities. See page 40 for index descriptions.

                             CORE EQUITY PORTFOLIO

OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

COMMENTARY: The Core Equity Portfolio rose 32.70% compared to a 35.12% return for the Standard & Poor's 500 Index(R). Every sector increased in value, with the most pronounced moves coming from groups that had elevated earnings sensitivity to an economic recovery. Technology stocks had a terrific year overall, with especially sharp increases coming from semiconductor stocks Intel, Texas Instruments and Marvell Technology Group, and network-equipment giant Cisco Systems. Industrial stocks such as PACCAR (heavy trucks) and Emerson Electric were top performers. Another group with highly-leveraged earnings during an economic recovery-basic materials-performed well. Among the stocks in this sector, we held Phelps Dodge, Georgia Pacific and Dow Chemical. Recent changes in the Portfolio include a shift toward large-capitalization shares which should continue to grow their earnings, and also seem quite reasonably priced. We have, for example, recently increased our holdings in Citigroup, American International Group, General Electric and Eli Lilly.

              CORE EQUITY PORTFOLIO - ORIGINAL SHARES      S&P 500 INDEX           CONSUMER PRICE INDEX
              ---------------------------------------      -------------           --------------------
     5/10/1994                   10,000                       10,000                     10,000
     5/31/1994                   10,183                       10,256                     10,007
     6/30/1994                    9,950                       10,005                     10,041
     7/31/1994                   10,325                       10,333                     10,068
     8/31/1994                   10,800                       10,756                     10,109
     9/30/1994                   10,525                       10,493                     10,136
    10/31/1994                   10,650                       10,728                     10,142
    11/30/1994                   10,267                       10,338                     10,156
    12/31/1994                   10,484                       10,491                     10,156
     1/31/1995                   10,731                       10,763                     10,197
     2/28/1995                   11,361                       11,182                     10,237
     3/31/1995                   11,787                       11,512                     10,237
     4/30/1995                   12,093                       11,850                     10,305
     5/31/1995                   12,570                       12,323                     10,326
     6/30/1995                   13,005                       12,609                     10,346
     7/31/1995                   13,558                       13,027                     10,346
     8/31/1995                   13,831                       13,059                     10,373
     9/30/1995                   14,410                       13,610                     10,393
    10/30/1995                   14,393                       13,562                     10,427
    11/30/1995                   15,125                       14,156                     10,421
    12/31/1995                   15,428                       14,429                     10,414
     1/30/1996                   15,791                       14,920                     10,475
     2/29/1996                   16,108                       15,058                     10,509
     3/31/1996                   16,341                       15,204                     10,563
     4/30/1996                   16,723                       15,428                     10,604
     5/31/1996                   17,050                       15,826                     10,624
     6/30/1996                   16,818                       15,886                     10,631
     7/31/1996                   15,982                       15,185                     10,651
     8/31/1996                   16,536                       15,506                     10,672
     9/30/1996                   17,528                       16,377                     10,706
    10/31/1996                   17,771                       16,829                     10,739
    11/30/1996                   19,152                       18,100                     10,760
    12/31/1996                   19,020                       17,742                     10,760
     1/31/1997                   20,147                       18,850                     10,794
     2/28/1997                   19,954                       18,998                     10,828
     3/31/1997                   19,263                       18,219                     10,855
     4/30/1997                   19,893                       19,306                     10,868
     5/31/1997                   21,426                       20,481                     10,862
     6/30/1997                   22,279                       21,398                     10,875
     7/31/1997                   24,016                       23,100                     10,889
     8/31/1997                   23,295                       21,807                     10,909
     9/30/1997                   24,919                       23,002                     10,936
    10/31/1997                   24,219                       22,235                     10,963
    11/30/1997                   25,061                       23,264                     10,957
    12/31/1997                   25,461                       23,663                     10,943
     1/31/1998                   25,613                       23,925                     10,963
     2/28/1998                   27,459                       25,651                     10,984
     3/31/1998                   28,826                       26,964                     11,004
     4/30/1998                   29,013                       27,236                     11,024
     5/31/1998                   28,183                       26,768                     11,045
     6/30/1998                   28,674                       27,855                     11,058
     7/31/1998                   27,751                       27,557                     11,072
     8/31/1998                   22,867                       23,573                     11,085
     9/30/1998                   24,561                       25,083                     11,099
    10/31/1998                   27,050                       27,123                     11,126
    11/30/1998                   28,908                       28,767                     11,126
    12/31/1998                   30,724                       30,425                     11,119
     1/31/1999                   31,355                       31,697                     11,147
     2/28/1999                   30,119                       30,712                     11,160
     3/31/1999                   31,318                       31,941                     11,194
     4/30/1999                   32,455                       33,178                     11,275
     5/31/1999                   31,812                       32,394                     11,275
     6/30/1999                   33,975                       34,192                     11,275
     7/31/1999                   33,184                       33,126                     11,309
     8/31/1999                   32,442                       32,960                     11,336
     9/30/1999                   31,911                       32,056                     11,391
    10/31/1999                   33,715                       34,085                     11,411
    11/30/1999                   34,988                       34,778                     11,418
    12/31/1999                   38,907                       36,826                     11,418
     1/31/2000                   36,942                       34,976                     11,452
     2/29/2000                   38,593                       34,314                     11,520
     3/31/2000                   41,358                       37,671                     11,615
     4/30/2000                   39,392                       36,538                     11,621
     5/31/2000                   37,885                       35,788                     11,635
     6/30/2000                   39,392                       36,670                     11,696
     7/31/2000                   39,235                       36,097                     11,723
     8/31/2000                   42,432                       38,339                     11,723
     9/30/2000                   40,270                       36,315                     11,784
    10/31/2000                   40,126                       36,161                     11,805
    11/30/2000                   36,968                       33,310                     11,811
    12/31/2000                   37,372                       33,473                     11,805
     1/31/2001                   38,076                       34,661                     11,879
     2/28/2001                   34,816                       31,500                     11,927
     3/31/2001                   32,374                       29,503                     11,954
     4/30/2001                   34,902                       31,795                     12,001
     5/31/2001                   35,017                       32,008                     12,056
     6/30/2001                   34,040                       31,229                     12,076
     7/31/2001                   33,250                       30,922                     12,042
     8/31/2001                   31,354                       28,986                     12,042
     9/30/2001                   28,870                       26,646                     12,096
    10/31/2001                   29,516                       27,155                     12,056
    11/30/2001                   31,800                       29,238                     12,035
    12/31/2001                   32,388                       29,494                     11,988
     1/31/2002                   31,779                       29,063                     12,015
     2/28/2002                   31,111                       28,503                     12,062
     3/31/2002                   32,447                       29,575                     12,130
     4/30/2002                   30,893                       27,782                     12,198
     5/31/2002                   30,530                       27,577                     12,198
     6/30/2002                   28,411                       25,613                     12,205
     7/31/2002                   26,117                       23,616                     12,218
     8/31/2002                   25,957                       23,772                     12,259
     9/30/2002                   23,533                       21,188                     12,280
    10/31/2002                   25,072                       23,053                     12,300
    11/30/2002                   26,494                       24,410                     12,300
    12/31/2002                   24,825                       22,976                     12,273
     1/31/2003                   24,273                       22,374                     12,327
     2/28/2003                   24,026                       22,038                     12,422
     3/31/2003                   24,331                       22,252                     12,497
     4/30/2003                   26,131                       24,085                     12,469
     5/31/2003                   27,598                       25,354                     12,449
     6/30/2003                   27,946                       25,677                     12,463
     7/31/2003                   28,541                       26,130                     12,476
     8/31/2003                   29,267                       26,640                     12,524
     9/30/2003                   28,701                       26,357                     12,564
    10/31/2003                   30,327                       27,848                     12,551
    11/30/2003                   30,501                       28,093                     12,517
    12/31/2003                   31,968                       29,566                     12,503
     1/31/2004                   32,375                       30,109                     12,564
     2/29/2004                   32,709                       30,527                     12,632
     3/31/2004                   32,287                       30,067                     12,714



TOTAL RETURNS                                                                                   Inception   Inception
March 31, 2004                                  6 Months    1 Year     3 Years*    5 Years*     to 3/31/04*    Date
---------------------------------------------   ---------------------------------------------------------------------
Core Equity - Original Shares                     12.50%   32.70%    (0.09)%        0.61%        12.57%      5/10/94
---------------------------------------------   ---------------------------------------------------------------------
Core Equity - Institutional Shares                12.67    32.99      0.16          0.86         12.82       5/10/94
---------------------------------------------   ---------------------------------------------------------------------
S & P 500 Index                                   14.08    35.12      0.63         (1.20)        11.76         N/A
---------------------------------------------   ---------------------------------------------------------------------
Russell 1000(R)Index                              14.40    36.37      1.26         (0.56)        11.77         N/A
---------------------------------------------   ---------------------------------------------------------------------
Consumer Price Index                               1.19     1.74      2.08          2.58          2.46         N/A
---------------------------------------------   ---------------------------------------------------------------------

* Annualized returns.

The performance figures for the Institutional Shares for periods prior to 5/2/02, represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced. Performance data quoted represents past performance, which does not guarantee future results. The investment return andprincipal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities. See page 40 for index descriptions.

                            GROWTH EQUITY PORTFOLIO

OBJECTIVE: The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in the common stock of U.S. growth companies.

COMMENTARY: The Growth Equity Portfolio rose 35.06% compared to a 32.18% increase in the Russell 1000(R) Growth Index. A sharp rebound in technology stocks bolstered results. Among the topperforming stocks in this group were Cisco Systems, Broadcom and Maxim Integrated Products. Internet stocks such as Ebay, Amazon and Getty Images were also stellar performers. Specialty retail issues, led by Starbucks, Whole Foods Market and Coach, had an outstanding year. With differentiated products that enjoy high consumer demand, we anticipate another year of strong earnings growth for each of these companies. Other groups that demonstrated superior results included medical device companies St. Jude Medical, Zimmer Holdings and Boston Scientific and market-sensitive financial stocks Goldman Sachs and American Express. United Technologies and Illinois Tool Works benefited from exposure to an improving industrial sector. We believe that large-capitalization growth companies, having lagged small-capitalization shares for the last three to four years, are particularly attractive at this time.

                       GROWTH EQUITY PORTFOLIO    RUSSELL 1000 GROWTH INDEX    CONSUMER PRICE INDEX
                       -----------------------    -------------------------    --------------------
     6/15/2000                10,000                         10,000                   10,000
     6/30/2000                10,356                         10,083                   10,026
     7/31/2000                10,208                          9,663                   10,050
     8/31/2000                11,480                         10,537                   10,050
     9/30/2000                10,604                          9,541                   10,102
    10/31/2000                 9,936                          9,089                   10,119
    11/30/2000                 8,132                          7,749                   10,125
    12/31/2000                 8,164                          7,504                   10,119
     1/31/2001                 8,240                          8,023                   10,183
     2/28/2001                 6,624                          6,661                   10,224
     3/31/2001                 5,772                          5,936                   10,247
     4/30/2001                 6,548                          6,686                   10,288
     5/31/2001                 6,448                          6,588                   10,334
     6/30/2001                 6,336                          6,435                   10,352
     7/31/2001                 6,044                          6,275                   10,323
     8/31/2001                 5,528                          5,762                   10,323
     9/30/2001                 5,004                          5,186                   10,369
    10/31/2001                 5,288                          5,458                   10,334
    11/30/2001                 5,928                          5,983                   10,317
    12/31/2001                 5,964                          5,972                   10,276
     1/31/2002                 5,836                          5,866                   10,300
     2/28/2002                 5,488                          5,623                   10,340
     3/31/2002                 5,764                          5,817                   10,398
     4/30/2002                 5,388                          5,342                   10,457
     5/31/2002                 5,264                          5,213                   10,457
     6/30/2002                 4,868                          4,731                   10,462
     7/31/2002                 4,512                          4,471                   10,474
     8/31/2002                 4,516                          4,484                   10,509
     9/30/2002                 4,128                          4,019                   10,526
    10/31/2002                 4,572                          4,388                   10,544
    11/30/2002                 4,776                          4,626                   10,544
    12/31/2002                 4,404                          4,306                   10,521
     1/31/2003                 4,312                          4,202                   10,567
     2/28/2003                 4,272                          4,183                   10,649
     3/31/2003                 4,392                          4,260                   10,712
     4/30/2003                 4,704                          4,575                   10,689
     5/31/2003                 4,972                          4,804                   10,672
     6/30/2003                 5,048                          4,870                   10,683
     7/31/2003                 5,268                          4,991                   10,695
     8/31/2003                 5,436                          5,115                   10,736
     9/30/2003                 5,344                          5,061                   10,771
    10/31/2003                 5,724                          5,345                   10,759
    11/30/2003                 5,768                          5,401                   10,730
    12/31/2003                 5,896                          5,588                   10,718
     1/31/2004                 6,012                          5,702                   10,771
     2/29/2004                 6,044                          5,738                   10,829
     3/31/2004                 5,932                          5,631                   10,899



 TOTAL RETURNS                                                                                  Inception   Inception
 March 31, 2004                                  6 Months        1 Year          3 Years*       to 3/31/04*    Date
---------------------------------------------   ---------------------------------------------------------------------
Growth Equity                                    11.00%        35.06%            0.92           (12.86)%     6/15/00
---------------------------------------------   ---------------------------------------------------------------------
Russell 1000 Growth Index                        11.28         32.18            (1.74)          (14.04)        N/A
---------------------------------------------   ---------------------------------------------------------------------
S&P 500 Index                                    14.08         35.12             0.63            (5.74)        N/A
---------------------------------------------   ---------------------------------------------------------------------
Consumer Price Index                              1.19          1.74             2.08             2.29         N/A
---------------------------------------------   ---------------------------------------------------------------------

*Annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities. See page 40 for index descriptions.

                               BALANCED PORTFOLIO

OBJECTIVE: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment-grade intermediate-term debt securities and cash equivalent securities.

COMMENTARY: The Balanced Portfolio rose 20.75% for the year compared to a 22.28% return for the benchmark. Returns were driven by the equity component of the Portfolio, reversing the trend of recent years when bonds posted positive results and equity results were negative. In addition to the strong performance of stocks mentioned in the Core Equity Portfolio commentary, other shares that performed well included credit-card issuers Capital One and MBNA, generic-drug manufacturer Teva Pharmaceutical, software-concern Adobe Systems and integrated oil producer Occidental Petroleum. Although bonds lagged equities, the bond component of the Portfolio rose 6%. Toward the end of the first quarter we reduced our bond exposure and added to the stock component of the Portfolio, boosting the equity allocation from 60% to approximately 63%. This reallocation was based on our expectation that stocks will outperform bonds in 2004. This increases the amount invested in equities to a level that is modestly above the midpoint of our historical range of 50 to 70%.

                           BALANCED PORTFOLIO - ORIGINAL SHARES      BALANCED INDEX     CONSUMER PRICE INDEX
                           ------------------------------------      --------------     --------------------
     5/10/1994                          10,000                           10,000                10,000
     5/31/1994                          10,108                           10,175                10,007
     6/30/1994                          10,000                           10,028                10,041
     7/31/1994                          10,251                           10,278                10,068
     8/31/1994                          10,494                           10,543                10,109
     9/30/1994                          10,321                           10,357                10,136
    10/31/1994                          10,397                           10,497                10,142
    11/30/1994                          10,195                           10,254                10,156
    12/31/1994                          10,314                           10,360                10,156
     1/31/1995                          10,521                           10,585                10,197
     2/28/1995                          10,951                           10,911                10,237
     3/31/1995                          11,222                           11,128                10,237
     4/30/1995                          11,439                           11,375                10,305
     5/31/1995                          11,794                           11,771                10,326
     6/30/1995                          12,097                           11,965                10,346
     7/31/1995                          12,421                           12,207                10,346
     8/31/1995                          12,619                           12,267                10,373
     9/30/1995                          12,937                           12,611                10,393
    10/30/1995                          13,019                           12,636                10,427
    11/30/1995                          13,499                           13,029                10,421
    12/31/1995                          13,735                           13,231                10,414
     1/30/1996                          13,966                           13,544                10,475
     2/29/1996                          14,034                           13,566                10,509
     3/31/1996                          14,092                           13,624                10,563
     4/30/1996                          14,267                           13,730                10,604
     5/31/1996                          14,451                           13,942                10,624
     6/30/1996                          14,354                           14,028                10,631
     7/31/1996                          13,960                           13,674                10,651
     8/31/1996                          14,213                           13,854                10,672
     9/30/1996                          14,772                           14,392                10,706
    10/31/1996                          14,996                           14,723                10,739
    11/30/1996                          15,759                           15,461                10,760
    12/31/1996                          15,664                           15,246                10,760
     1/31/1997                          16,237                           15,842                10,794
     2/28/1997                          16,163                           15,930                10,828
     3/31/1997                          15,760                           15,503                10,855
     4/30/1997                          16,198                           16,125                10,868
     5/31/1997                          17,020                           16,765                10,862
     6/30/1997                          17,487                           17,272                10,875
     7/31/1997                          18,464                           18,223                10,889
     8/31/1997                          18,088                           17,583                10,909
     9/30/1997                          18,959                           18,236                10,936
    10/31/1997                          18,678                           17,945                10,963
    11/30/1997                          19,131                           18,462                10,957
    12/31/1997                          19,413                           18,707                10,943
     1/31/1998                          19,602                           18,921                10,963
     2/28/1998                          20,496                           19,739                10,984
     3/31/1998                          21,209                           20,372                11,004
     4/30/1998                          21,335                           20,535                11,024
     5/31/1998                          20,981                           20,380                11,045
     6/30/1998                          21,260                           20,927                11,058
     7/31/1998                          20,791                           20,822                11,072
     8/31/1998                          18,519                           19,135                11,085
     9/30/1998                          19,457                           20,042                11,099
    10/31/1998                          20,630                           21,017                11,126
    11/30/1998                          21,509                           21,785                11,126
    12/31/1998                          22,414                           22,573                11,119
     1/31/1999                          22,766                           23,187                11,147
     2/28/1999                          22,102                           22,639                11,160
     3/31/1999                          22,741                           23,246                11,194
     4/30/1999                          23,313                           23,816                11,275
     5/31/1999                          22,945                           23,419                11,275
     6/30/1999                          23,963                           24,209                11,275
     7/31/1999                          23,593                           23,753                11,309
     8/31/1999                          23,238                           23,693                11,336
     9/30/1999                          23,036                           23,385                11,391
    10/31/1999                          23,874                           24,299                11,411
    11/30/1999                          24,492                           24,610                11,418
    12/31/1999                          26,212                           25,457                11,418
     1/31/2000                          25,304                           24,662                11,452
     2/29/2000                          26,010                           24,458                11,520
     3/31/2000                          27,196                           25,988                11,615
     4/30/2000                          26,443                           25,504                11,621
     5/31/2000                          25,836                           25,211                11,635
     6/30/2000                          26,627                           25,745                11,696
     7/31/2000                          26,569                           25,578                11,723
     8/31/2000                          28,051                           26,643                11,723
     9/30/2000                          27,186                           25,891                11,784
    10/31/2000                          27,186                           25,874                11,805
    11/30/2000                          25,859                           24,780                11,811
    12/31/2000                          26,178                           25,018                11,805
     1/31/2001                          26,615                           25,701                11,879
     2/28/2001                          25,212                           24,386                11,927
     3/31/2001                          24,102                           23,529                11,954
     4/30/2001                          25,269                           24,609                12,001
     5/31/2001                          25,375                           24,761                12,056
     6/30/2001                          24,945                           24,435                12,076
     7/31/2001                          24,762                           24,473                12,042
     8/31/2001                          23,956                           23,643                12,042
     9/30/2001                          22,904                           22,622                12,096
    10/31/2001                          23,301                           23,015                12,056
    11/30/2001                          24,356                           23,997                12,035
    12/31/2001                          24,588                           24,079                11,988
     1/31/2002                          24,325                           23,914                12,015
     2/28/2002                          24,063                           23,705                12,062
     3/31/2002                          24,509                           24,115                12,130
     4/30/2002                          24,014                           23,379                12,198
     5/31/2002                          23,952                           23,359                12,198
     6/30/2002                          23,056                           22,433                12,205
     7/31/2002                          22,185                           21,478                12,218
     8/31/2002                          22,263                           21,676                12,259
     9/30/2002                          21,264                           20,400                12,280
    10/31/2002                          21,874                           21,451                12,300
    11/30/2002                          22,593                           22,203                12,300
    12/31/2002                          21,999                           21,591                12,273
     1/31/2003                          21,716                           21,252                12,327
     2/28/2003                          21,732                           21,167                12,422
     3/31/2003                          21,863                           21,299                12,497
     4/30/2003                          22,904                           22,409                12,469
     5/31/2003                          23,866                           23,276                12,449
     6/30/2003                          24,021                           23,449                12,463
     7/31/2003                          24,068                           23,475                12,476
     8/31/2003                          24,432                           23,771                12,524
     9/30/2003                          24,392                           23,831                12,564
    10/31/2003                          25,106                           24,562                12,551
    11/30/2003                          25,185                           24,705                12,517
    12/31/2003                          26,032                           25,558                12,503
     1/31/2004                          26,271                           25,900                12,564
     2/29/2004                          26,526                           26,209                12,632
     3/31/2004                          26,400                           26,045                12,714



TOTAL RETURNS                                                                                 Inception    Inception
March 31, 2004                                   6 Months     1 Year    3 Years*    5 Years*   to 3/31/04*    Date
---------------------------------------------   ---------------------------------------------------------------------
Balanced - Original Shares                         8.23%      20.75%     3.08%       3.03%     10.30%       5/10/94
---------------------------------------------   ---------------------------------------------------------------------
Balanced - Institutional Shares                    8.39       21.02      3.35        3.29      10.56        5/10/94
---------------------------------------------   ---------------------------------------------------------------------
S & P 500 Index(R)                                14.08       35.12      0.63       (1.20)     11.76          N/A
---------------------------------------------   ---------------------------------------------------------------------
Balanced Index                                     9.29       22.28      3.44        2.30      10.16          N/A
---------------------------------------------   ---------------------------------------------------------------------
Lehman Intermediate Bond Index+                    2.54        5.30      7.35        7.21       7.34          N/A
---------------------------------------------   ---------------------------------------------------------------------
Consumer Price Index                               1.19        1.74      2.08        2.58       2.46          N/A
---------------------------------------------   ---------------------------------------------------------------------

+ Lehman U.S. Govt/Credit Intermediate Bond Index.

* Annualized returns.

The performance figures for the Institutional Shares for periods prior to 5/2/02, represent the performance for Original Shares, which have been restated to reflect the elimination of 0.25% of 12b-1 fees. Had this 12b-1 fee been reflected, performance would have been reduced.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investment performance reflects fee reductions and/or recoupment. In the absence of such reductions, total returns would be reduced. In the absence of recoupment, total returns would be greater. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities. See page 40 for index descriptions.

                      INTERMEDIATE FIXED INCOME PORTFOLIO

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment-grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

COMMENTARY: The Intermediate Fixed Income Portfolio posted a return of
5.10% compared to a 5.30% return in the Lehman U.S. Government/Credit Intermediate Bond Index, a respectable gain considering that inflation during this time period was a relatively low 1.7% year over year. The steep yield curve was basically unchanged over the year, however, interest rate volatility was high as the 10-year U.S. Treasury vacillated wildly between a low of 3.10% and a high of 4.60%. The Portfolio benefited from its overweighting in high-quality corporate bonds. Corporates had one of their best years on record as improving credit fundamentals, stronger economic growth and diminished risk aversion by investors helped compress corporate bond spreads relative to Treasuries. Looking forward we maintain our belief that rates will be modestly higher over the next year. We are targeting a 3.5-year average duration which, is approximately 8% below that of the index. We believe this will be long enough to take advantage of the sizable yield pick-up from extending maturities, yet short enough to help protect the principal value when rates eventually rise.

             INTERMEDIATE FIXED INCOME PORTFOLIO    LEHMAN U.S. GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX    CONSUMER PRICE INDEX
             -----------------------------------    -----------------------------------------------------    --------------------
   5/10/1994              10,000                                    10,000                                           10,000
   5/31/1994              10,075                                    10,089                                           10,007
   6/30/1994              10,072                                    10,090                                           10,041
   7/31/1994              10,166                                    10,235                                           10,068
   8/31/1994              10,188                                    10,267                                           10,109
   9/30/1994              10,142                                    10,173                                           10,136
  10/31/1994              10,145                                    10,171                                           10,142
  11/30/1994              10,123                                    10,125                                           10,156
  12/31/1994              10,144                                    10,161                                           10,156
   1/31/1995              10,270                                    10,332                                           10,197
   2/28/1995              10,438                                    10,546                                           10,237
   3/31/1995              10,492                                    10,606                                           10,237
   4/30/1995              10,616                                    10,737                                           10,305
   5/31/1995              10,920                                    11,062                                           10,326
   6/30/1995              10,984                                    11,136                                           10,346
   7/31/1995              10,975                                    11,138                                           10,346
   8/31/1995              11,065                                    11,239                                           10,373
   9/30/1995              11,135                                    11,321                                           10,393
  10/30/1995              11,254                                    11,447                                           10,427
  11/30/1995              11,388                                    11,597                                           10,421
  12/31/1995              11,498                                    11,719                                           10,414
   1/30/1996              11,571                                    11,819                                           10,475
   2/29/1996              11,469                                    11,681                                           10,509
   3/31/1996              11,422                                    11,622                                           10,563
   4/30/1996              11,397                                    11,581                                           10,604
   5/31/1996              11,391                                    11,571                                           10,624
   6/30/1996              11,480                                    11,694                                           10,631
   7/31/1996              11,517                                    11,729                                           10,651
   8/31/1996              11,528                                    11,738                                           10,672
   9/30/1996              11,636                                    11,902                                           10,706
  10/31/1996              11,778                                    12,112                                           10,739
  11/30/1996              11,915                                    12,272                                           10,760
  12/31/1996              11,835                                    12,194                                           10,760
   1/31/1997              11,859                                    12,241                                           10,794
   2/28/1997              11,878                                    12,264                                           10,828
   3/31/1997              11,804                                    12,180                                           10,855
   4/30/1997              11,927                                    12,323                                           10,868
   5/31/1997              12,004                                    12,426                                           10,862
   6/30/1997              12,102                                    12,539                                           10,875
   7/31/1997              12,347                                    12,793                                           10,889
   8/31/1997              12,273                                    12,729                                           10,909
   9/30/1997              12,424                                    12,877                                           10,936
  10/31/1997              12,566                                    13,020                                           10,963
  11/30/1997              12,574                                    13,049                                           10,957
  12/31/1997              12,701                                    13,153                                           10,943
   1/31/1998              12,875                                    13,325                                           10,963
   2/28/1998              12,842                                    13,315                                           10,984
   3/31/1998              12,880                                    13,357                                           11,004
   4/30/1998              12,928                                    13,424                                           11,024
   5/31/1998              13,040                                    13,522                                           11,045
   6/30/1998              13,129                                    13,609                                           11,058
   7/31/1998              13,171                                    13,656                                           11,072
   8/31/1998              13,450                                    13,871                                           11,085
   9/30/1998              13,812                                    14,219                                           11,099
  10/31/1998              13,789                                    14,205                                           11,126
  11/30/1998              13,738                                    14,203                                           11,126
  12/31/1998              13,794                                    14,260                                           11,119
   1/31/1999              13,862                                    14,338                                           11,147
   2/28/1999              13,627                                    14,128                                           11,160
   3/31/1999              13,716                                    14,234                                           11,194
   4/30/1999              13,762                                    14,278                                           11,275
   5/31/1999              13,637                                    14,168                                           11,275
   6/30/1999              13,642                                    14,178                                           11,275
   7/31/1999              13,642                                    14,165                                           11,309
   8/31/1999              13,671                                    14,176                                           11,336
   9/30/1999              13,787                                    14,308                                           11,391
  10/31/1999              13,795                                    14,345                                           11,411
  11/30/1999              13,823                                    14,363                                           11,418
  12/31/1999              13,766                                    14,315                                           11,418
   1/31/2000              13,705                                    14,262                                           11,452
   2/29/2000              13,799                                    14,379                                           11,520
   3/31/2000              13,976                                    14,529                                           11,615
   4/30/2000              13,954                                    14,495                                           11,621
   5/31/2000              13,991                                    14,518                                           11,635
   6/30/2000              14,202                                    14,774                                           11,696
   7/31/2000              14,309                                    14,886                                           11,723
   8/31/2000              14,473                                    15,062                                           11,723
   9/30/2000              14,609                                    15,199                                           11,784
  10/31/2000              14,667                                    15,269                                           11,805
  11/30/2000              14,856                                    15,477                                           11,811
  12/31/2000              15,107                                    15,761                                           11,805
   1/31/2001              15,320                                    16,020                                           11,879
   2/28/2001              15,455                                    16,172                                           11,927
   3/31/2001              15,574                                    16,296                                           11,954
   4/30/2001              15,553                                    16,254                                           12,001
   5/31/2001              15,633                                    16,345                                           12,056
   6/30/2001              15,681                                    16,406                                           12,076
   7/31/2001              15,940                                    16,747                                           12,042
   8/31/2001              16,057                                    16,914                                           12,042
   9/30/2001              16,282                                    17,161                                           12,096
  10/31/2001              16,442                                    17,446                                           12,056
  11/30/2001              16,360                                    17,272                                           12,035
  12/31/2001              16,276                                    17,177                                           11,988
   1/31/2002              16,332                                    17,266                                           12,015
   2/28/2002              16,449                                    17,402                                           12,062
   3/31/2002              16,243                                    17,138                                           12,130
   4/30/2002              16,515                                    17,421                                           12,198
   5/31/2002              16,628                                    17,595                                           12,198
   6/30/2002              16,763                                    17,746                                           12,205
   7/31/2002              17,045                                    17,956                                           12,218
   8/31/2002              17,266                                    18,223                                           12,259
   9/30/2002              17,488                                    18,549                                           12,280
  10/31/2002              17,335                                    18,477                                           12,300
  11/30/2002              17,367                                    18,460                                           12,300
  12/31/2002              17,745                                    18,863                                           12,273
   1/31/2003              17,738                                    18,861                                           12,327
   2/28/2003              18,048                                    19,127                                           12,422
   3/31/2003              18,012                                    19,146                                           12,497
   4/30/2003              18,145                                    19,291                                           12,469
   5/31/2003              18,542                                    19,679                                           12,449
   6/30/2003              18,539                                    19,665                                           12,463
   7/31/2003              18,040                                    19,131                                           12,476
   8/31/2003              18,036                                    19,176                                           12,524
   9/30/2003              18,482                                    19,662                                           12,564
  10/31/2003              18,297                                    19,477                                           12,551
  11/30/2003              18,302                                    19,504                                           12,517
  12/31/2003              18,485                                    19,674                                           12,503
   1/31/2004              18,584                                    19,803                                           12,564
   2/29/2004              18,775                                    20,005                                           12,632
   3/31/2004              18,931                                    20,161                                           12,714


TOTAL RETURNS                                                                                    Inception   Inception
March 31, 2004                                  6 Months     1 Year     3 Years*    5 Years* to   3/31/04*     Date
---------------------------------------------   ---------------------------------------------------------------------
Intermediate Fixed Income                         2.43%       5.10%      6.72%        6.66%        6.66%     5/10/94
---------------------------------------------   ---------------------------------------------------------------------
Lehman Intermediate Bond Index+                   2.54        5.30       7.35         7.21         7.34       N/A
---------------------------------------------   ---------------------------------------------------------------------
91-Day U.S. Treasury Bill Index                   0.47        1.00       1.89         3.32         4.25       N/A
---------------------------------------------   ---------------------------------------------------------------------
Consumer Price Index                              1.19        1.74       2.08         2.58         2.46       N/A
---------------------------------------------   ---------------------------------------------------------------------

+Lehman U.S. Govt ./Credit Intermediate Bond Index

* Annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 40 for index descriptions.



                             SCHEDULE OF INVESTMENTS
 ----------------------------------------------------------------------------------------------------

                         SMALL/MID CAP EQUITY PORTFOLIO

    MARCH 31, 2004

    COMMON STOCKS  (97.8%)                                                   SHARES           VALUE
    ----------------------------------------------------------------------------------------------------

    AUTOS AND TRANSPORTATION  (3.4%)
    AUTO TRUCKS AND PARTS  (1.2%)
    PACCAR, Inc.                                                             82,425   $       4,635,582
                                                                                      ------------------

    SHIPPING  (0.8%)
    OMI, Corp.                                                              275,350           3,150,004
                                                                                      ------------------

    TRANSPORTATION/MISCELLANEOUS  (0.7%)
    Pacer International, Inc.*                                              129,475           2,853,629
                                                                                      ------------------

    TRUCKERS  (0.7%)
    J.B. Hunt Transport Services, Inc.*                                      96,800           2,726,856
                                                                                      ------------------
    TOTAL AUTOS AND TRANSPORTATION                                                           13,366,071
                                                                                      ------------------

    CONSUMER DISCRETIONARY  (23.0%)
    ADVERTISING  (1.4%)
    aQuantive, Inc.*                                                        235,000           2,256,000
    ValueClick, Inc.*                                                       307,000           3,315,600
                                                                                      ------------------
       TOTAL ADVERTISING                                                                      5,571,600
                                                                                      ------------------

    CASINOS AND GAMBLING  (0.9%)
    Scientific Games Corp. Cl. A*                                           195,765           3,664,721
                                                                                      ------------------

    CONSUMER ELECTRONICS  (2.9%)
    Digital Theater Systems, Inc.*                                           83,650           2,143,949
    Earthlink, Inc.*                                                        204,850           1,814,971
    InfoSpace, Inc.*                                                        191,100           7,428,057
                                                                                      ------------------
       TOTAL CONSUMER ELECTRONICS                                                            11,386,977
                                                                                      ------------------

    CONSUMER PRODUCTS  (0.5%)
    Jarden Corp.*                                                            60,900           2,162,559
                                                                                      ------------------

    COSMETICS  (1.0%)
    Estee Lauder Companies, Inc.                                             52,850           2,343,369
    Helen of Troy Ltd.*                                                      52,900           1,640,429
                                                                                      ------------------
       TOTAL COSMETICS                                                                        3,983,798
                                                                                      ------------------

    ENTERTAINMENT  (0.2%)
    Movie Gallery, Inc.                                                      36,500             715,035
                                                                                      ------------------

    HOTEL/MOTEL  (0.5%)
    Fairmont Hotels & Resorts, Inc.                                          77,150   $       1,940,322
                                                                                      ------------------

    RADIO AND TV BROADCASTING  (1.0%)
    Hearst-Argyle Television, Inc.                                           73,950           1,988,515
    Radio One, Inc.*                                                        116,150           2,158,067
                                                                                      ------------------
       TOTAL RADIO AND TV BROADCASTING                                                        4,146,582
                                                                                      ------------------

    RESTAURANTS  (0.9%)
    CBRL Group, Inc.                                                         92,800           3,678,592
                                                                                      ------------------

    RETAIL  (8.0%)
    Advance Auto Parts, Inc.*                                                78,650           3,198,695
    Aeropostale, Inc.*                                                      127,900           4,637,654
    Barnes & Noble, Inc.*                                                    96,050           3,131,230
    Brown Shoe Company, Inc.                                                 68,100           2,480,883
    Mothers Work, Inc.*                                                      17,250             459,712
    MSC Industrial Direct Co., Inc.                                          73,700           2,207,315
    Neiman Marcus Group, Inc.                                               116,100           6,262,434
    PETsMART, Inc.                                                          170,900           4,658,734
    Williams-Sonoma, Inc.*                                                  131,550           4,499,010
                                                                                      ------------------
       TOTAL RETAIL                                                                          31,535,667
                                                                                      ------------------

    SERVICES/COMMERCIAL  (4.4%)
    Getty Images, Inc.*                                                     133,350           7,198,233
    Kroll, Inc.*                                                            134,700           3,616,695
    Labor Ready, Inc.*                                                      317,950           4,298,684
    Regis Corp.                                                              52,800           2,346,432
                                                                                      ------------------
       TOTAL SERVICES/COMMERCIAL                                                             17,460,044
                                                                                      ------------------

    SHOES  (1.0%)
    Reebok International Ltd.                                                93,700           3,874,495
                                                                                      ------------------

    TOYS  (0.3%)
    Marvel Enterprises, Inc.*                                                71,775           1,377,362
                                                                                      ------------------
       TOTAL CONSUMER DISCRETIONARY                                                          91,497,754
                                                                                      ------------------

    CONSUMER STAPLES  (3.9%)
    BEVERAGES/SOFT DRINKS  (1.4%)
    Coca-Cola Enterprises, Inc.                                             160,950           3,890,161
    Cott Corp.*                                                              60,800           1,786,912
                                                                                      ------------------
       TOTAL BEVERAGES/SOFT DRINKS                                                            5,677,073
                                                                                      ------------------

    FOODS  (2.5%)
    American Italian Pasta Co. Cl. A                                         51,500   $       2,056,395
    Hain Celestial Group, Inc.*                                              71,776           1,585,532
    SunOpta, Inc.*                                                          354,100           3,502,049
    Tyson Foods, Inc.                                                       152,200           2,747,210
                                                                                      ------------------
    TOTAL FOODS                                                                               9,891,186
                                                                                      ------------------
    TOTAL CONSUMER STAPLES                                                                   15,568,259
                                                                                      ------------------

    ENERGY  (6.2%)
    COAL  (0.5%)
    Peabody Energy Corp.                                                     38,700           1,799,937
                                                                                      ------------------

    MACHINERY/OIL WELL EQUIPMENT AND SERVICES  (1.2%)
    BJ Services Co.*                                                         45,250           1,957,967
    Patterson-UTI Energy, Inc.*                                              76,200           2,698,242
                                                                                      ------------------
       TOTAL MACHINERY/OIL WELL EQUIPMENT AND SERVICES                                        4,656,209
                                                                                      ------------------

                                       10



    OIL/CRUDE PRODUCERS  (4.5%)
    Kerr-McGee Corp.                                                         58,800           3,028,200
    Newfield Exploration Co.*                                                99,250           4,757,052
    Pioneer Natural Resources Co.                                            60,275           1,946,882
    Tom Brown, Inc.*                                                        114,650           4,310,840
    Whiting Petroleum Corp.*                                                158,600           3,741,374
                                                                                      ------------------
       TOTAL OIL/CRUDE PRODUCERS                                                             17,784,348
                                                                                      ------------------
    TOTAL ENERGY                                                                             24,240,494
                                                                                      ------------------

    FINANCIAL SERVICES  (19.0%)
    BANKS/OUTSIDE NEW YORK CITY  (3.7%)
    City National Corp.                                                      36,725           2,199,827
    Glacier Bancorp, Inc.                                                    73,067           2,356,411
    Investors Financial Services Corp.                                       55,750           2,303,590
    Piper Jaffray Companies, Inc.*                                           99,600           5,393,340
    SouthTrust Corp.                                                         41,000           1,359,560
    West Coast Bancorp                                                       46,550           1,059,012
                                                                                      ------------------
       TOTAL BANKS/OUTSIDE NEW YORK CITY                                                     14,671,740
                                                                                      ------------------

    FINANCE COMPANIES  (1.0%)
    Capital One Financial Corp.                                              54,300           4,095,849
                                                                                      ------------------

    FINANCIAL DATA PROCESSING SERVICES AND SYSTEM (1.2%)
    Affiliated Computer Services, Inc.*                                      46,050   $       2,389,995
    Digital Insight Corp.*                                                  123,850           2,566,172
                                                                                      ------------------
       TOTAL FINANCIAL DATA PROCESSING SERVICES AND SYSTEM                                    4,956,167
                                                                                      ------------------

    INSURANCE/PROPERTY CASUALTY  (2.0%)
    Arch Capital Group Ltd.*                                                 89,950           3,780,599
    W.R. Berkely Corp.                                                      103,400           4,123,592
                                                                                      ------------------
       TOTAL INSURANCE/PROPERTY CASUALTY                                                      7,904,191
                                                                                      ------------------

    INVESTMENT MANAGEMENT COMPANIES  (2.6%)
    Affiliated Managers Group, Inc.*                                        123,525           6,741,994
    SEI Investments Co.                                                     113,550           3,747,150
                                                                                      ------------------
       TOTAL INVESTMENT MANAGEMENT COMPANIES                                                 10,489,144
                                                                                      ------------------

    REITS  (4.5%)
    Capital Lease Funding, Inc.*                                             63,750             817,275
    Friedman, Billings, Ramsey Group, Inc.                                  144,750           3,906,802
    General Growth Properties, Inc.                                         236,550           8,314,733
    Redwood Trust, Inc.                                                      74,025           4,602,134
                                                                                      ------------------
       TOTAL REITS                                                                           17,640,944
                                                                                      ------------------

    SAVINGS AND LOANS  (1.3%)
    Sovereign Bancorp, Inc.                                                 179,050           3,835,251
    Sterling Financial Corp.*                                                38,240           1,410,674
                                                                                      ------------------
       TOTAL SAVINGS AND LOANS                                                                5,245,925
                                                                                      ------------------

    SECURITIES BROKERAGES AND SERVICES  (2.7%)
    Ameritrade Holding Corp.*                                               431,450           6,644,330
    Bear Stearns Companies, Inc. (The)                                       43,750           3,836,000
                                                                                      ------------------
       TOTAL SECURITIES BROKERAGES AND SERVICES                                              10,480,330
                                                                                      ------------------
    TOTAL FINANCIAL SERVICES                                                                 75,484,290
                                                                                      ------------------

    HEALTH CARE  (9.9%)
    BIOTECHNOLOGY RESEARCH AND PRODUCTION  (1.0%)
    Invitrogen Corp.*                                                        55,400           3,971,626
                                                                                      ------------------

    DRUGS AND PHARMACEUTICALS  (3.2%)
    American Pharmaceutical Partners, Inc.*                                 133,311   $       6,257,618
    Axcan Pharma, Inc.*                                                      97,900           1,865,974
    Taro Pharmaceuticals Industries*                                         76,125           4,414,489
                                                                                      ------------------
       TOTAL DRUGS AND PHARMACEUTICALS                                                       12,538,081
                                                                                      ------------------

    ELECTRONICS/MEDICAL SYSTEMS  (1.3%)
    Wilson Greatbatch Technologies, Inc.*                                    78,350           2,842,538
    Zoll Medical Corp.*                                                      64,250           2,568,715
                                                                                      ------------------
       TOTAL ELECTRONICS/MEDICAL SYSTEMS                                                      5,411,253
                                                                                      ------------------

    HEALTH CARE FACILITIES  (0.5%)
    Quest Diagnostics*                                                       23,200           1,921,656
                                                                                      ------------------

    HEALTH CARE SERVICES  (2.3%)
    Accredo Health, Inc.*                                                   137,350           5,233,035
    Express Scripts, Inc.*                                                   51,275           3,824,602
                                                                                      ------------------
       TOTAL HEALTH CARE SERVICES                                                             9,057,637
                                                                                      ------------------

    MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES (1.3%)
    Advanced Neuromodulation Systems, Inc.*                                  67,500           2,436,075
    Kyphon, Inc.*                                                           113,750           2,719,763
                                                                                      ------------------
       TOTAL MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES                                      5,155,838
                                                                                      ------------------

    MEDICAL SERVICES  (0.3%)
    VCA Antech, Inc.*                                                        30,100           1,072,463
                                                                                      ------------------
    TOTAL HEALTH CARE                                                                        39,128,554
                                                                                      ------------------

    MATERIALS AND PROCESSING  (8.4%)
    CHEMICALS  (3.8%)
    Airgas, Inc.                                                            181,000           3,855,300
    Georgia Gulf Corp.                                                      159,425           4,806,664
    MacDermid, Inc.                                                         104,225           3,667,678
    Ultralife Batteries, Inc.*                                              120,200           2,563,866
                                                                                      ------------------
       TOTAL CHEMICALS                                                                       14,893,508
                                                                                      ------------------

    CONTAINERS AND PACKAGING/PAPER AND PLASTIC  (0.4%)
    Intertape Polymer Group, Inc.                                           177,050           1,735,090
                                                                                      ------------------

    COPPER  (0.7%)
    Phelps Dodge Corp.*                                                      34,500           2,817,270
                                                                                      ------------------

    FOREST PRODUCTS  (0.5%)
    Georgia-Pacific Corp.                                                    62,500   $       2,105,625
                                                                                      ------------------

    METALS AND MINERALS/MISCELLANEOUS  (1.9%)
    Inco Ltd.*                                                              222,275           7,697,383
                                                                                      ------------------



                                       11



    STEEL  (1.1%)
    International Steel Group, Inc.*                                        111,600           4,318,920
                                                                                      ------------------
    TOTAL MATERIALS AND PROCESSING                                                           33,567,796
                                                                                      ------------------

    PRODUCER DURABLES  (6.3%)
    HOMEBUILDING  (1.1%)
    Standard Pacific Corp.                                                   70,600           4,236,000
                                                                                      ------------------

    IDENTIFICATION CONTROL AND FILTER DEVICES  (1.1%)
    Donaldson Co., Inc.                                                      89,150           2,365,150
    Hubbell, Inc. Cl. B                                                      49,800           1,998,474
                                                                                      ------------------
       TOTAL IDENTIFICATION CONTROL AND FILTER DEVICES                                        4,363,624
                                                                                      ------------------

    MACHINERY/INDUSTRIAL SPECIALTY  (2.0%)
    Joy Global, Inc.                                                        242,400           6,804,168
    Kadant, Inc.*                                                            58,450           1,218,683
                                                                                      ------------------
       TOTAL MACHINERY/INDUSTRIAL SPECIALTY                                                   8,022,851
                                                                                      ------------------

    PRODUCTION TECHNOLOGY EQUIPMENT  (2.1%)
    Brooks Automation, Inc.*                                                 96,800           2,030,864
    Cymer, Inc.*                                                             81,100           3,131,271
    Esterline Technologies Corp.*                                            57,450           1,427,633
    Ultratech, Inc.*                                                         77,700           1,811,187
                                                                                      ------------------
       TOTAL PRODUCTION TECHNOLOGY EQUIPMENT                                                  8,400,955
                                                                                      ------------------
    TOTAL PRODUCER DURABLES                                                                  25,023,430
                                                                                      ------------------

    TECHNOLOGY  (13.8%)
    COMMUNICATIONS TECHNOLOGY  (2.5%)
    ADTRAN, Inc.                                                             95,950           2,881,379
    Avocent Corp.*                                                           87,750           3,228,323
    Secure Computing Corp.*                                                 119,550           1,954,643
    Utstarcom, Inc.*                                                         72,500           2,085,100
                                                                                      ------------------
       TOTAL COMMUNICATIONS TECHNOLOGY                                                       10,149,445
                                                                                      ------------------

    COMPUTER SERVICES, SOFTWARE AND SYSTEMS  (3.7%)
    BEA Systems, Inc.*                                                      178,400   $       2,276,384
    Cognos, Inc.*                                                           122,350           3,800,191
    Hyperion Solutions Corp.*                                                70,050           2,903,573
    Mercury Interactive Corp.*                                               48,600           2,177,280
    QLogic Corp.*                                                            56,900           1,878,269
    SupportSoft, Inc.*                                                      156,900           1,727,469
                                                                                      ------------------
       TOTAL COMPUTER SERVICES, SOFTWARE AND SYSTEMS                                         14,763,166
                                                                                      ------------------

    COMPUTER TECHNOLOGY  (0.6%)
    Advanced Digital Information Corp.*                                     199,750           2,273,155
                                                                                      ------------------

    ELECTRONICS/SEMICONDUCTORS/COMPONENTS  (5.2%)
    AMIS Holdings, Inc.*                                                    133,700           2,169,951
    Cree, Inc.*                                                              88,850           1,981,355
    Integrated Circuit Systems, Inc.*                                       134,000           3,354,020
    Intersil Corp.                                                          179,850           4,008,857
    Marvell Technology Group Ltd.*                                           70,900           3,194,045
    Microchip Technology, Inc.                                              104,737           2,781,815
    Silicon Laboratories, Inc.*                                              57,350           3,032,668
                                                                                      ------------------
       TOTAL ELECTRONICS/SEMICONDUCTORS/COMPONENTS                                           20,522,711
                                                                                      ------------------

    ELECTRONICS/TECHNOLOGY  (1.8%)
    Intermagnetics General Corp.*                                            94,100           2,493,650
    Rockwell Automation, Inc.                                               138,000           4,784,460
                                                                                      ------------------
       TOTAL ELECTRONICS/TECHNOLOGY                                                           7,278,110
                                                                                      ------------------
    TOTAL TECHNOLOGY                                                                         54,986,587
                                                                                      ------------------

    UTILITIES  (3.9%)
    ELECTRICAL  (0.3%)
    PPL Corp.                                                                27,350           1,247,160
                                                                                      ------------------

    GAS DISTRIBUTORS  (1.6%)
    KeySpan Corp.                                                            61,075           2,334,287
    Kinder Morgan, Inc.                                                      65,250           4,112,055
                                                                                      ------------------
       TOTAL GAS DISTRIBUTORS                                                                 6,446,342
                                                                                      ------------------

    TELECOMMUNICATIONS  (2.0%)
    CenturyTel, Inc.                                                         74,613   $       2,051,111
    Nextel Partners, Inc.*                                                  194,550           2,463,003
    Western Wireless Corp.*                                                 146,850           3,431,885
                                                                                      ------------------
       TOTAL TELECOMMUNICATIONS                                                               7,945,999
                                                                                      ------------------
    TOTAL UTILITIES                                                                          15,639,501
                                                                                      ------------------

    TOTAL COMMON STOCKS
     (COST $326,807,675)                                                                    388,502,736
                                                                                      ------------------



    SHORT-TERM INVESTMENTS  (2.0%)                                    PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------------------------------------------------------------
    COMMERCIAL PAPER  (1.9%)
    American Express
      0.950%  04-01-2004                                           $      7,616,000   $       7,616,000
                                                                                      ------------------

    VARIABLE-RATE DEMAND NOTES**  (0.1%)
    American Family Financial Services
      0.691%  12-31-2031                                                    224,730             224,729
    Wisconsin Corp. Central Credit Union
      0.760%  12-31-2031                                                    241,588             241,588
                                                                                      ------------------
    TOTAL VARIABLE-RATE DEMAND NOTES                                                            466,317
                                                                                      ------------------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $8,082,317)                                                                        8,082,317
                                                                                      ------------------

    TOTAL INVESTMENTS IN SECURITIES (99.8%)
    (COST $334,889,992)                                                                     396,585,053
                                                                                      ------------------

    OTHER ASSETS LESS LIABILITIES (0.2%)                                                        732,572
                                                                                      ------------------

    NET ASSETS (100.0%)                                                                $    397,317,625
                                                                                      ==================

 * NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND
   FEATURE, WHICH REDUCES THE REMAINING MATURITY.


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


    -----------------------------------------------------------------------------------------------------------
                              CORE EQUITY PORTFOLIO

    MARCH 31, 2004

    COMMON STOCKS  (99.2%)                                                          SHARES           VALUE
    -----------------------------------------------------------------------------------------------------------

    CONSUMER DISCRETIONARY  (13.0%)
    AUTOMOBILE MANUFACTURERS  (0.2%)
    Honda Motor Company ADR                                                         50,950   $       1,178,983
                                                                                             ------------------

    BROADCASTING AND CABLE  (2.4%)
    Clear Channel Communications, Inc.                                              95,075           4,026,426
    Comcast Corp. Cl. A*                                                           180,850           5,197,629
    EchoStar Communications Corp. Cl. A*                                            84,450           2,765,737
                                                                                             ------------------
    TOTAL BROADCASTING AND CABLE                                                                    11,989,792
                                                                                             ------------------

    DEPARTMENT STORES  (0.7%)
    Kohl's Corp.*                                                                   78,050           3,772,156
                                                                                             ------------------

    HOTEL/RESORT/CRUISE  (0.5%)
    Hilton Hotels Corp.                                                            144,325           2,345,281
                                                                                             ------------------

    MOVIES AND ENTERTAINMENT  (2.1%)
    Fox Entertainment Group, Inc.*                                                 181,100           4,907,810
    Viacom, Inc. Cl. B                                                             141,650           5,554,096
                                                                                             ------------------
    TOTAL MOVIES AND ENTERTAINMENT                                                                  10,461,906
                                                                                             ------------------

    PUBLISHING  (1.2%)
    Getty Images, Inc.*                                                             46,025           2,484,429
    Tribune Co.                                                                     67,850           3,422,354
                                                                                             ------------------
    TOTAL PUBLISHING                                                                                 5,906,783
                                                                                             ------------------

    RESTAURANTS  (0.6%)
    CBRL Group, Inc.                                                                45,050           1,785,782
    Wendy's International, Inc.                                                     32,000           1,302,080
                                                                                             ------------------
    TOTAL RESTAURANTS                                                                                3,087,862
                                                                                             ------------------

    RETAIL/APPAREL  (0.7%)
    Gap, Inc.                                                                      164,050           3,595,976
                                                                                             ------------------

    RETAIL/CATALOG  (0.5%)
    InterActiveCorp*                                                                81,100           2,561,949
                                                                                             ------------------

    RETAIL/COMPUTERS/ELECTRONICS  (0.3%)
    Best Buy Co., Inc.                                                              32,500           1,680,900
                                                                                             ------------------

    RETAIL/HOME IMPROVEMENT  (0.5%)
    Home Depot, Inc.                                                                61,522           2,298,462
                                                                                             ------------------

    SPECIALTY STORES  (3.3%)
    Advance Auto Parts, Inc.*                                                      108,700   $       4,420,829
    PETsMART, Inc.                                                                 184,650           5,033,559
    Staples, Inc.                                                                  127,850           3,246,111
    Williams-Sonoma, Inc.*                                                         116,800           3,994,560
                                                                                             ------------------
    TOTAL SPECIALTY STORES                                                                          16,695,059
                                                                                             ------------------
    TOTAL CONSUMER DISCRETIONARY                                                                    65,575,109
                                                                                             ------------------

    CONSUMER STAPLES  (9.0%)
    HOUSEHOLD PRODUCTS  (1.5%)
    Procter & Gamble Co.                                                            70,850           7,430,748
                                                                                             ------------------

    HYPERMARKETS AND SUPERCENTERS  (2.1%)
    Costco Wholesale Corp.*                                                         71,805           2,696,996
    Wal-Mart Stores, Inc.                                                          133,200           7,950,708
                                                                                             ------------------
    TOTAL HYPERMARKETS AND SUPERCENTERS                                                             10,647,704
                                                                                             ------------------

    PACKAGED FOODS/MEATS  (1.3%)
    Kellogg Co.                                                                     91,300           3,582,612
    Tyson Foods, Inc.                                                              174,550           3,150,627
                                                                                             ------------------
    TOTAL PACKAGED FOODS/MEATS                                                                       6,733,239
                                                                                             ------------------

    PERSONAL PRODUCTS  (2.0%)
    Estee Lauder Companies, Inc.                                                   117,900           5,227,686
    Gillette Co.                                                                   117,450           4,592,295
                                                                                             ------------------
    TOTAL PERSONAL PRODUCTS                                                                          9,819,981
                                                                                             ------------------

    RETAIL/DRUGS  (0.7%)
    CVS Corp.                                                                       99,875           3,525,587
                                                                                             ------------------

    SOFT DRINKS  (1.4%)
    Coca-Cola Enterprises, Inc.                                                    133,500           3,226,695
    PepsiCo, Inc.                                                                   71,756           3,864,061
                                                                                             ------------------
    TOTAL SOFT DRINKS                                                                                7,090,756
                                                                                             ------------------
    TOTAL CONSUMER STAPLES                                                                          45,248,015
                                                                                             ------------------

    ENERGY  (7.0%)
    OIL AND GAS/DRILLING  (0.5%)
    Patterson-UTI Energy, Inc.*                                                     76,500           2,708,865
                                                                                             ------------------

    OIL AND GAS/EQUIPMENT/SERVICE  (0.4%)
    BJ Services Co.*                                                                50,950   $       2,204,606
                                                                                             ------------------

    OIL AND GAS/EXPLORATION/PRODUCTION  (2.1%)
    Burlington Resources, Inc.                                                      52,800           3,359,664
    Kerr-McGee Corp.                                                                51,200           2,636,800
    Newfield Exploration Co.*                                                       56,200           2,693,666
    Pioneer Natural Resources Co.                                                   54,500           1,760,350
                                                                                             ------------------
    TOTAL OIL AND GAS/EXPLORATION/PRODUCTION                                                        10,450,480
                                                                                             ------------------



                                       13



    OIL AND GAS/INTEGRATED  (4.0%)
    ExxonMobil Corp.                                                               164,602           6,845,797
    Occidental Petroleum Corp.                                                     172,800           7,957,440
    Total Fina Elf SA                                                               57,225           5,264,700
                                                                                             ------------------
    TOTAL OIL AND GAS/INTEGRATED                                                                    20,067,937
                                                                                             ------------------
    TOTAL ENERGY                                                                                    35,431,888
                                                                                             ------------------

    FINANCIALS  (21.3%)
    ASSET MANAGEMENT  (1.6%)
    Franklin Resources, Inc.                                                       146,800           8,173,824
                                                                                             ------------------

    CONSUMER FINANCE  (3.5%)
    American Express Co.                                                           143,000           7,414,550
    Capital One Financial Corp.                                                     38,900           2,934,227
    MBNA Corp.                                                                     253,450           7,002,823
                                                                                             ------------------
    TOTAL CONSUMER FINANCE                                                                          17,351,600
                                                                                             ------------------

    DIVERSIFIED BANKS  (2.9%)
    Bank of America Corp.                                                           55,550           4,498,439
    FleetBoston Financial Corp.                                                    145,050           6,512,745
    Wells Fargo & Co.                                                               59,550           3,374,698
                                                                                             ------------------
    TOTAL DIVERSIFIED BANKS                                                                         14,385,882
                                                                                             ------------------

    DIVERSIFIED CAPITAL MARKETS  (1.8%)
    Friedman, Billings, Ramsey Group, Inc.                                          72,050           1,944,630
    JPMorgan Chase & Co.                                                           169,375           7,105,281
                                                                                             ------------------
    TOTAL DIVERSIFIED CAPITAL MARKETS                                                                9,049,911
                                                                                             ------------------

    DIVERSIFIED FINANCIAL SERVICE  (2.7%)
    Citigroup, Inc.                                                                260,486   $      13,467,126
                                                                                             ------------------

    INSURANCE/LIFE/HEALTH  (1.1%)
    Prudential Financial, Inc.                                                     119,500           5,351,210
                                                                                             ------------------

    INSURANCE/MULTILINE  (2.3%)
    American International Group, Inc.                                             160,657          11,462,877
                                                                                             ------------------

    INSURANCE/PROPERTY CASUALTY  (0.7%)
    Allstate Corp.                                                                  75,050           3,411,773
                                                                                             ------------------

    INVESTMENT BANK AND BROKERAGE  (3.1%)
    Ameritrade Holding Corp.*                                                      263,150           4,052,510
    Goldman Sachs Group, Inc.                                                       52,100           5,436,635
    Lehman Brothers Holdings, Inc.                                                  73,600           6,099,232
                                                                                             ------------------
    TOTAL INVESTMENT BANK AND BROKERAGE                                                             15,588,377
                                                                                             ------------------

    REGIONAL BANKS  (0.5%)
    SouthTrust Corp.                                                                70,618           2,341,693
                                                                                             ------------------

    REINSURANCE  (0.3%)
    Everest Re Group Ltd.                                                           16,300           1,392,672
                                                                                             ------------------

    THRIFTS AND MORTGAGE FINANCIAL  (0.8%)
    Fannie Mae                                                                      52,100           3,873,635
                                                                                             ------------------
    TOTAL FINANCIALS                                                                               105,850,580
                                                                                             ------------------

    HEALTH CARE  (11.3%)
    BIOTECHNOLOGY  (2.2%)
    Amgen, Inc.*                                                                   131,975           7,676,986
    Chiron Corp.*                                                                   74,600           3,283,146
                                                                                             ------------------
    TOTAL BIOTECHNOLOGY                                                                             10,960,132
                                                                                             ------------------

    HEALTH CARE/EQUIPMENT  (0.6%)
    Medtronic, Inc.                                                                 62,125           2,966,469
                                                                                             ------------------

    HEALTH CARE/SERVICES  (1.2%)
    Accredo Health, Inc.*                                                           50,850           1,937,385
    Express Scripts, Inc.*                                                          30,000           2,237,700
    Quest Diagnostics, Inc.                                                         22,600           1,871,958
                                                                                             ------------------
    TOTAL HEALTH CARE/SERVICES                                                                       6,047,043
                                                                                             ------------------

    MANAGED CARE  (0.8%)
    Aetna, Inc.                                                                     46,000   $       4,127,120
                                                                                             ------------------

    PHARMACEUTICALS  (6.5%)
    Eli Lilly & Co.                                                                108,600           7,265,340
    Forest Laboratories, Inc.*                                                      45,150           3,233,643
    Johnson & Johnson                                                               70,277           3,564,449
    Novartis AG ADR                                                                 77,950           3,320,670
    Pfizer, Inc.                                                                   266,700           9,347,835
    Teva Pharmaceutical Industries Ltd.                                             42,450           2,691,755
    Wyeth                                                                           92,913           3,488,883
                                                                                             ------------------
    TOTAL PHARMACEUTICALS                                                                           32,912,575
                                                                                             ------------------
    TOTAL HEALTH CARE                                                                               57,013,339
                                                                                             ------------------

    INDUSTRIALS  (10.9%)
    AEROSPACE/DEFENSE  (2.6%)
    Boeing Co.                                                                      80,575           3,309,215
    L-3 Communications Holdings, Inc.                                               55,100           3,277,348
    United Technologies Corp.                                                       72,275           6,237,333
                                                                                             ------------------
    TOTAL AEROSPACE/DEFENSE                                                                         12,823,896
                                                                                             ------------------

    ELECTRICAL COMPONENTS  (0.5%)
    Rockwell Automation, Inc.                                                       70,925           2,458,970
                                                                                             ------------------

    INDUSTRIAL CONGLOMERATES  (3.9%)
    3M Co.                                                                          80,350           6,578,255
    General Electric Co.                                                           424,474          12,954,946
                                                                                             ------------------
    TOTAL INDUSTRIAL CONGLOMERATES                                                                  19,533,201
                                                                                             ------------------

    MACHINERY CONSTRUCTION/FARMING  (1.6%)
    Deere & Co.                                                                     50,900           3,527,879
    PACCAR, Inc.                                                                    81,750           4,597,620
                                                                                             ------------------
    TOTAL MACHINERY CONSTRUCTION/FARMING                                                             8,125,499
                                                                                             ------------------

    MACHINERY INDUSTRIAL  (2.3%)
    Eaton Corp.                                                                     81,350           4,571,057
    Illinois Tool Works, Inc.                                                       86,650           6,865,280
                                                                                             ------------------
    TOTAL MACHINERY INDUSTRIAL                                                                      11,436,337
                                                                                             ------------------
    TOTAL INDUSTRIALS                                                                               54,377,903
                                                                                             ------------------




                                       14


    INFORMATION TECHNOLOGY  (18.1%)
    APPLICATION SOFTWARE  (1.8%)
    Mercury Interactive Corp.*                                                      59,000   $       2,643,200
    SAP AG                                                                         171,000           6,722,010
                                                                                             ------------------
    TOTAL APPLICATION SOFTWARE                                                                       9,365,210
                                                                                             ------------------

    COMMUNICATIONS EQUIPMENT  (2.6%)
    Cisco Systems, Inc.*                                                           388,185           9,130,111
    Nokia Corp.                                                                    103,225           2,093,403
    QLogic Corp.*                                                                   62,725           2,070,552
                                                                                             ------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                                                  13,294,066
                                                                                             ------------------

    COMPUTER HARDWARE  (2.1%)
    Dell, Inc.*                                                                    162,625           5,467,453
    Hewlett-Packard Co.                                                            229,525           5,242,351
                                                                                             ------------------
    TOTAL COMPUTER HARDWARE                                                                         10,709,804
                                                                                             ------------------

    COMPUTER STORAGE/PERIPHERALS  (0.9%)
    EMC Corp.*                                                                     315,950           4,300,080
                                                                                             ------------------

    ELECTRONIC EQUIPMENT  (0.8%)
    Agilent Technologies, Inc.*                                                    128,750           4,072,363
                                                                                             ------------------

    SEMICONDUCTOR EQUIPMENT  (0.6%)
    Novellus Systems, Inc.*                                                         93,000           2,956,470
                                                                                             ------------------

    SEMICONDUCTORS  (4.3%)
    Intel Corp.                                                                    208,964           5,683,821
    Marvell Technology Group Ltd.*                                                  59,200           2,666,960
    Maxim Integrated Products, Inc.                                                 80,075           3,770,732
    National Semiconductor Corp.*                                                   47,050           2,090,432
    Taiwan Semiconductor Manufacturing Co. Ltd. ADR*                               321,513           3,356,596
    Texas Instruments, Inc.                                                        157,575           4,604,342
                                                                                             ------------------
    TOTAL SEMICONDUCTORS                                                                            22,172,883
                                                                                             ------------------

    SERVICES/DATA PROCESSING  (1.1%)
    Affiliated Computer Services, Inc.*                                            101,875           5,287,313
                                                                                             ------------------

    SYSTEMS SOFTWARE  (3.9%)
    Adobe Systems, Inc.                                                             64,750   $       2,553,093
    BEA Systems, Inc.*                                                             179,550           2,291,058
    Microsoft Corp.                                                                587,736          14,675,768
                                                                                             ------------------
    TOTAL SYSTEMS SOFTWARE                                                                          19,519,919
                                                                                             ------------------
    TOTAL INFORMATION TECHNOLOGY                                                                    91,678,108
                                                                                             ------------------

    MATERIALS  (4.6%)
    ALUMINUM  (0.6%)
    Alcan Inc.                                                                      72,600           3,251,754
                                                                                             ------------------

    CHEMICALS/DIVERSE  (0.9%)
    Dow Chemical Co.                                                               108,900           4,386,492
                                                                                             ------------------

    DIVERSIFIED METAL/MINING  (1.9%)
    Inco Ltd.*                                                                     120,650           4,178,110
    Peabody Energy Corp.                                                            15,200             706,952
    Phelps Dodge Corp.*                                                             59,200           4,834,272
                                                                                             ------------------
    TOTAL DIVERSIFIED METAL/MINING                                                                   9,719,334
                                                                                             ------------------

    INDUSTRIAL GASES  (0.5%)
    Praxair, Inc.                                                                   73,200           2,717,184
                                                                                             ------------------

    PAPER PRODUCTS  (0.7%)
    Georgia-Pacific Corp.                                                           98,500           3,318,465
                                                                                             ------------------
    TOTAL MATERIALS                                                                                 23,393,229
                                                                                             ------------------

    TELECOMMUNICATION  (2.2%)
    INTEGRATED TELECOMMUNICATION SERVICES  (0.9%)
    CenturyTel, Inc.                                                                60,750           1,670,017
    Verizon Communications, Inc.                                                    77,723           2,839,998
                                                                                             ------------------
    TOTAL INTEGRATED TELECOMMUNICATION SERVICES                                                      4,510,015
                                                                                             ------------------

    WIRELESS TELECOMMUNICATION SERVICES  (1.3%)
    America Movil SA de CV                                                          91,400           3,532,610
    Nextel Communications, Inc.*                                                   113,650           2,810,564
                                                                                             ------------------
    TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        6,343,174
                                                                                             ------------------
    TOTAL TELECOMMUNICATION                                                                         10,853,189
                                                                                             ------------------

    UTILITIES  (1.8%)
    ELECTRIC UTILITIES  (0.9%)
    Exelon Corp.                                                                    66,500   $       4,579,855
                                                                                             ------------------

    GAS UTILITIES  (0.9%)
    KeySpan Corp.                                                                   50,800           1,941,576
    Kinder Morgan, Inc.                                                             38,000           2,394,760
                                                                                             ------------------
    TOTAL GAS UTILITIES                                                                              4,336,336
                                                                                             ------------------
    TOTAL UTILITIES                                                                                  8,916,191
                                                                                             ------------------

    TOTAL COMMON STOCKS
     (COST $422,217,562)                                                                           498,337,551
                                                                                             ------------------

    TOTAL INVESTMENTS IN SECURITIES (99.2%)
    (COST $422,217,562)                                                                            498,337,551
                                                                                             ------------------

    OTHER ASSETS LESS LIABILITIES (0.8%)                                                             4,256,703
                                                                                             ------------------

    NET ASSETS (100.0%)                                                                       $    502,594,254
                                                                                             ==================



*   NON-INCOME PRODUCING SECURITY.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       SCHEDULE OF INVESTMENTS, CONTINUED
    -------------------------------------------------------------------------------------------------

                             GROWTH EQUITY PORTFOLIO

    MARCH 31, 2004
    COMMON STOCKS  (99.1%)                                                SHARES          VALUE
    -------------------------------------------------------------------------------------------------

    CONSUMER DISCRETIONARY  (23.6%)
    CABLE TELEVISION SERVICES  (1.2%)
    EchoStar Communications Corp. Cl.A*                                   2,200    $          72,050
                                                                                   ------------------

    CASINOS AND GAMBLING  (1.2%)
    International Game Technology                                         1,500               67,440
                                                                                   ------------------

    CONSUMER ELECTRONICS  (1.3%)
    Electronic Arts, Inc.*                                                1,400               75,544
                                                                                   ------------------

    COSMETICS  (1.4%)
    Estee Lauder Companies, Inc.                                          1,900               84,246
                                                                                   ------------------

    RADIO AND TV BROADCASTING  (1.3%)
    DIRECTV Group, Inc.*                                                  5,000               76,900
                                                                                   ------------------

    RESTAURANTS  (1.7%)
    Starbucks Corp.*                                                      2,600               98,150
                                                                                   ------------------

    RETAIL  (7.9%)
    Amazon.com, Inc.*                                                     2,550              110,364
    Fastenal Co.                                                          1,100               59,059
    Kohl's Corp.*                                                         1,400               67,662
    Lowe's Companies, Inc.                                                1,100               61,743
    PETsMART, Inc.                                                        2,000               54,520
    Wal-Mart Stores, Inc.                                                 1,800              107,442
                                                                                   ------------------
       TOTAL RETAIL                                                                          460,790
                                                                                   ------------------

    SERVICES/COMMERCIAL  (4.1%)
    eBay, Inc.*                                                             800               55,464
    Getty Images, Inc.*                                                   1,900              102,562
    InterActiveCorp.*                                                     2,500               78,975
                                                                                   ------------------
       TOTAL SERVICES/COMMERCIAL                                                             237,001
                                                                                   ------------------

    SHOES  (2.0%)
    Nike, Inc.                                                            1,500              116,805
                                                                                   ------------------

    TEXTILES/APPAREL MANUFACTURERS  (1.5%)
    Coach, Inc.*                                                          2,200               90,178
                                                                                   ------------------
    TOTAL CONSUMER DISCRETIONARY                                                           1,379,104
                                                                                   ------------------

    CONSUMER STAPLES  (3.3%)
    BEVERAGES/SOFT DRINKS  (1.8%)
    PepsiCo, Inc.                                                         2,000    $         107,700
                                                                                   ------------------

    DRUG AND GROCERY STORE CHAINS  (1.5%)
    Whole Foods Market, Inc.                                              1,200               89,940
                                                                                   ------------------
    TOTAL CONSUMER STAPLES                                                                   197,640
                                                                                   ------------------

    FINANCIAL SERVICES  (14.9%)
    DIVERSIFIED FINANCIAL SERVICES  (4.6%)
    American Express Co.                                                  1,900               98,515
    Citigroup, Inc.                                                       1,500               77,550
    Goldman Sachs Group, Inc.                                               900               93,915
                                                                                   ------------------
       TOTAL DIVERSIFIED FINANCIAL SERVICES                                                  269,980
                                                                                   ------------------

    FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS  (3.3%)
    Affiliated Computer Services, Inc.*                                   1,600               83,040
    Fair Isaac Corp.                                                      1,500               54,120
    First Data Corp.                                                      1,300               54,808
                                                                                   ------------------
       TOTAL FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS                                  191,968
                                                                                   ------------------

    FINANCIAL INFORMATION SERVICES  (2.1%)
    Moody's Corp.                                                         1,700              120,360
                                                                                   ------------------

    INSURANCE/MULTILINE  (1.5%)
    American International Group, Inc.                                    1,200               85,620
                                                                                   ------------------

    REITS  (0.9%)
    Capital Lease Funding, Inc.*                                          4,000               51,280
                                                                                   ------------------

    SECURITIES BROKERAGE AND SERVICES  (2.5%)
    Franklin Resources, Inc.                                              1,000               55,680
    Legg  Mason, Inc.                                                     1,000               92,780
                                                                                   ------------------
       TOTAL SECURITIES BROKERAGE AND SERVICES                                               148,460
                                                                                   ------------------
    TOTAL FINANCIAL SERVICES                                                                 867,668
                                                                                   ------------------

    HEALTH CARE  (22.9%)
    BIOTECHNOLOGY RESEARCH & PRODUCTION  (3.0%)
    Amgen, Inc.*                                                          1,800    $         104,706
    Chiron Corp.*                                                         1,600               70,416
                                                                                   ------------------
       TOTAL BIOTECHNOLOGY RESEARCH & PRODUCTION                                             175,122
                                                                                   ------------------

    DRUGS AND PHARMACEUTICALS  (6.7%)
    Dendreon Corp.*                                                       2,500               33,250
    Eli Lilly & Co.                                                       1,400               93,660
    Pfizer, Inc.                                                          4,400              154,220
    Teva Pharmaceutical Industries Ltd.                                   1,700              107,797
                                                                                   ------------------
    TOTAL DRUGS AND PHARMACEUTICALS                                                          388,927
                                                                                   ------------------



                                       16



    HEALTH CARE MANAGEMENT SERVICES (3.3%)
    UnitedHealth Group, Inc.                                              3,000              193,320
                                                                                   ------------------

    MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES  (9.9%)
    Alcon, Inc.                                                           1,500               94,950
    Boston Scientific Corp.*                                              2,000               84,760
    Guidant Corp.                                                         1,500               95,055
    St. Jude Medical, Inc.*                                               1,500              108,150
    Wright Medical Group, Inc.*                                           2,300               70,610
    Zimmer Holdings, Inc.*                                                1,700              125,426
                                                                                   ------------------
    TOTAL MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES                                        578,951
                                                                                   ------------------
    TOTAL HEALTH CARE                                                                      1,336,320
                                                                                   ------------------
    OTHER  (3.2%)
    MULTISECTOR COMPANIES  (3.2%)
    3M Co.                                                                1,000               81,870
    General Electric Co.                                                  3,500              106,820
                                                                                   ------------------
    TOTAL MULTISECTOR COMPANIES                                                              188,690
                                                                                   ------------------
    TOTAL OTHER                                                                              188,690
                                                                                   ------------------

    PRODUCER DURABLES  (2.9%)
    AEROSPACE  (0.9%)
    United Technologies Corp.                                               600               51,780
                                                                                   ------------------

    MACHINERY INDUSTRIAL/SPECIALTY  (1.1%)
    Illinois Tool Works, Inc.                                               800    $          63,384
                                                                                   ------------------

    MACHINERY/SPECIALTY  (0.9%)
    ASML Holding N.V.*                                                    3,000               54,990
                                                                                   ------------------
    TOTAL PRODUCER DURABLES                                                                  170,154
                                                                                   ------------------

    TECHNOLOGY  (23.6%)
    COMMUNICATIONS TECHNOLOGY  (5.6%)
    ADTRAN, Inc.                                                          2,000               60,060
    Cisco Systems, Inc.*                                                  9,000              211,680
    Juniper Networks, Inc.*                                               2,000               52,020
                                                                                   ------------------
    TOTAL COMMUNICATIONS TECHNOLOGY                                                          323,760
                                                                                   ------------------

    COMPUTER SERVICES, SOFTWARE AND SYSTEMS  (7.8%)
    BEA Systems, Inc.*                                                    4,200               53,592
    Mercury Interactive Corp.*                                            1,200               53,760
    Microsoft Corp.                                                       6,150              153,566
    NetScreen Technologies, Inc.*                                         1,200               43,716
    QLogic Corp.*                                                         1,000               33,010
    Symantec Corp.*                                                       1,400               64,820
    VERITAS Software Corp.*                                               2,000               53,820
                                                                                   ------------------
    TOTAL COMPUTER SERVICES, SOFTWARE AND SYSTEMS                                            456,284
                                                                                   ------------------

    COMPUTER TECHNOLOGY  (2.8%)
    Dell, Inc.*                                                           3,150              105,903
    Network Appliance, Inc.*                                              2,700               57,915
                                                                                   ------------------
    TOTAL COMPUTER TECHNOLOGY                                                                163,818
                                                                                   ------------------

    ELECTRONICS/SEMICONDUCTORS/COMPONENTS  (7.4%)
    Analog Devices, Inc.                                                  1,400               67,214
    Broadcom Corp. Cl. A*                                                 1,600               62,672
    Intel Corp.                                                           3,000               81,600
    Marvell Technology Group Ltd.*                                        1,600               72,080
    Silicon Laboratories, Inc.*                                             900               47,592
    Texas Instruments, Inc.                                               3,500              102,270
                                                                                   ------------------
    TOTAL ELECTRONICS/SEMICONDUCTORS/COMPONENTS                                              433,428
                                                                                   ------------------
    TOTAL TECHNOLOGY                                                                       1,377,290
                                                                                   ------------------

    UTILITIES  (4.7%)
    CABLE TELEVISION AND RADIO  (1.9%)
    Comcast Corp. Cl. A*                                                  3,800    $         109,212
                                                                                   ------------------

    TELECOMMUNICATIONS  (2.8%)
    America Movil SA de CV                                                1,300               50,245
    Nextel Communications, Inc.*                                          4,500              111,285
                                                                                   ------------------
    TOTAL TELECOMMUNICATIONS                                                                 161,530
                                                                                   ------------------
    TOTAL UTILITIES                                                                          270,742
                                                                                   ------------------

    TOTAL COMMON STOCKS
     (COST $4,825,489)                                                                     5,787,608
                                                                                   ------------------

    TOTAL INVESTMENTS IN SECURITIES (99.1%)
    (COST $4,825,489)                                                                      5,787,608
                                                                                   ------------------

    OTHER ASSETS LESS LIABILITIES (0.9%)                                                      53,136
                                                                                   ------------------

    NET ASSETS (100.0%)                                                             $      5,840,744
                                                                                   ==================


*   NON-INCOME PRODUCING SECURITY.




    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      SCHEDULES OF INVESTMENTS, CONTINUED

                               BALANCED PORTFOLIO


    MARCH 31, 2004

    LONG-TERM DEBT SECURITIES  (35.9%)                             PRINCIPAL AMOUNT         VALUE
    --------------------------------------------------------------------------------------------------

    CORPORATE BONDS  (21.5%)
    FINANCIALS  (1.6%)
    BANKS  (1.4%)
    Bank of America Corp.
    6.625%  10-15-2007                                                 $ 1,500,000   $      1,696,280
    Bank One Corp.
    6.875%  08-01-2006                                                     200,000            221,674
                                                                                     -----------------
    TOTAL BANKS                                                                             1,917,954
                                                                                     -----------------

    INSURANCE  (0.2%)
    Chubb Corp.
    6.150%  08-15-2005                                                     250,000            264,803
                                                                                     -----------------

    TOTAL FINANCIALS                                                                        2,182,757
                                                                                     -----------------

    FINANCE  (16.0%)
    DIVERSIFIED FINANCIAL SERVICES  (7.6%)
    American Express Credit Corp.
    3.000%  05-16-2008                                                   1,750,000          1,755,418
    Citigroup, Inc.
    6.750%  12-01-2005                                                   1,500,000          1,622,759
    Countrywide Home Loans
    5.625%  05-15-2007                                                   2,000,000          2,180,228
    General Electric Capital Corp.
    3.125%  04-01-2009                                                   2,500,000          2,489,618
    Household Finance Corp.
    6.500%  01-24-2006                                                   1,500,000          1,622,418
    MGIC Investment Corp.
    6.000%  03-15-2007                                                     225,000            245,630
    SLM Corp.
    4.000%  01-15-2009                                                     650,000            669,005
                                                                                     -----------------
    TOTAL DIVERSIFIED FINANCIAL SERVICES                                                   10,585,076
                                                                                     -----------------

    INSURANCE  (2.5%)
    AFLAC, Inc.
    6.500%  04-15-2009                                                     700,000            798,660
    Hartford Life, Inc.
    7.100%  06-15-2007                                                     500,000            567,184
    Reliastar Financial Corp.
    6.500%  11-15-2008                                                   1,850,000          2,079,324
                                                                                     -----------------
    TOTAL INSURANCE                                                                         3,445,168
                                                                                     -----------------


    INVESTMENT BANKING/BROKERAGE  (4.0%)
    Goldman Sachs Group, Inc.
    5.700%  09-01-2012                                              $    2,000,000   $      2,168,048
    Merrill Lynch & Co., Inc.
    5.360%  02-01-2007                                                   1,700,000          1,849,246
    Morgan Stanley Dean Witter & Co.
    3.875%  01-15-2009                                                   1,650,000          1,686,249
                                                                                     -----------------
    TOTAL INVESTMENT BANKING/BROKERAGE                                                      5,703,543
                                                                                     -----------------

    LEASING COMPANIES  (1.9%)
    International Lease Finance Corp.
    5.625%  06-01-2007                                                   2,400,000          2,619,338
                                                                                     -----------------

    TOTAL FINANCE                                                                          22,353,125
                                                                                     -----------------

    INDUSTRIALS  (3.9%)
    AUTOMOBILES  (3.0%)
    Ford Motor Credit Co.
    6.875%  02-01-2006                                                   1,600,000          1,702,534
    GMAC
    6.750%  01-15-2006                                                   2,300,000          2,459,291
                                                                                     -----------------
    TOTAL AUTOMOBILES                                                                       4,161,825
                                                                                     -----------------

    CAPITAL GOODS  (0.4%)
    Caterpillar Finance Service Corp.
    2.500%  10-03-2006                                                     500,000            505,356
                                                                                     -----------------

    HEALTHCARE  (0.5%)
    UnitedHealth Group, Inc.
    3.300%  01-30-2008                                                     750,000            762,951
                                                                                     -----------------

    TOTAL INDUSTRIALS                                                                       5,430,132
                                                                                     -----------------

    TOTAL CORPORATE BONDS
     (COST $29,004,407)                                                                    29,966,014
                                                                                     -----------------




    U.S. GOVERNMENT AGENCY  (7.8%)
    Federal Home Loan Bank
    4.875%  02-15-2007                                              $    1,500,000   $      1,610,776
    4.750%  08-13-2010                                                     650,000            694,047
                                                                                     -----------------
                                                                                            2,304,823
                                                                                     -----------------
    Federal National Mortgage Association
    5.375%  11-15-2011                                                   3,000,000          3,298,557
    4.375%  03-15-2013                                                     500,000            510,308
                                                                                     -----------------
                                                                                            3,808,865
                                                                                     -----------------
    Federal Home Loan Mortgage Corp.
    2.000%  02-23-2006                                                     500,000            502,438
    2.500%  04-21-2006                                                     500,000            500,359
    5.500%  07-15-2006                                                   2,500,000          2,700,360
    4.260%  07-19-2007                                                   1,000,000          1,053,404
                                                                                     -----------------
                                                                                            4,756,561
                                                                                     -----------------
    TOTAL U.S. GOVERNMENT AGENCY
     (COST $10,687,439)                                                                    10,870,249
                                                                                     -----------------


                                       18


    U.S. TREASURY NOTES  (6.6%)
    5.625%  05-15-2008                                                   2,500,000          2,809,180
    6.000%  08-15-2009                                                   3,000,000          3,463,245
    6.125%  08-15-2007                                                   2,600,000          2,935,158
                                                                                     -----------------
    TOTAL U.S. TREASURY NOTES
     (COST $8,445,198)                                                                      9,207,583
                                                                                     -----------------

    TOTAL LONG-TERM DEBT SECURITIES
    (COST $48,137,044)                                                                     50,043,846
                                                                                     -----------------

    COMMON STOCKS  (63.3%)                                               SHARES            VALUE
    --------------------------------------------------------------------------------------------------
    CONSUMER DISCRETIONARY  (8.3%)
    AUTOMOBILE MANUFACTURERS  (0.2%)
    Honda Motor Company ADR                                                 12,250            283,465
                                                                                     -----------------

    BROADCASTING AND CABLE  (1.5%)
    Clear Channel Communications, Inc.                                      15,100            639,485
    Comcast Corp. Cl. A*                                                    33,700            968,538
    EchoStar Communications Corp. Cl. A*                                    14,600            478,150
                                                                                     -----------------
    TOTAL BROADCASTING AND CABLE                                                            2,086,173
                                                                                     -----------------

    DEPARTMENT STORES  (0.5%)
    Kohl's Corp.*                                                           14,150            683,869
                                                                                     -----------------

    HOTEL/RESORT/CRUISE  (0.3%)
    Hilton Hotels Corp.                                                     25,200            409,500
                                                                                     -----------------



    MOVIES AND ENTERTAINMENT  (1.3%)
    Fox Entertainment Group, Inc.*                                          28,950   $        784,545
    Viacom Inc. Cl. B                                                       24,925            977,309
                                                                                     -----------------
    TOTAL MOVIES AND ENTERTAINMENT                                                          1,761,854
                                                                                     -----------------

    PUBLISHING  (0.7%)
    Getty Images, Inc.*                                                      8,250            445,335
    Tribune Co.                                                             11,975            604,019
                                                                                     -----------------
    TOTAL PUBLISHING                                                                        1,049,354
                                                                                     -----------------

    RESTAURANTS  (0.4%)
    CBRL Group, Inc.                                                         8,300            329,012
    Wendy's International, Inc.                                              6,000            244,140
                                                                                     -----------------
    TOTAL RESTAURANTS                                                                         573,152
                                                                                     -----------------

    RETAIL/APPAREL  (0.5%)
    Gap, Inc.                                                               29,450            645,544
                                                                                     -----------------

    RETAIL/CATALOG  (0.3%)
    InterActiveCorp.*                                                       12,400            391,716
                                                                                     -----------------

    RETAIL/COMPUTERS/ELECTRONICS  (0.2%)
    Best Buy Co., Inc.                                                       5,650            292,218
                                                                                     -----------------

    RETAIL/HOME IMPROVEMENT  (0.3%)
    Home Depot, Inc.                                                        10,999            410,923
                                                                                     -----------------

    SPECIALTY STORES  (2.1%)
    Advance Auto Parts, Inc.*                                               19,450            791,031
    PETsMART, Inc.                                                          32,150            876,409
    Staples, Inc.*                                                          22,650            575,083
    Williams-Sonoma, Inc.*                                                  20,800            711,360
                                                                                     -----------------
    TOTAL SPECIALTY STORES                                                                  2,953,883
                                                                                     -----------------
    TOTAL CONSUMER DISCRETIONARY                                                           11,541,651
                                                                                     -----------------

    CONSUMER STAPLES  (5.8%)
    HOUSEHOLD PRODUCTS  (0.9%)
    Procter & Gamble Co.                                                    12,450          1,305,756
                                                                                     -----------------

    HYPERMARKETS AND SUPERCENTERS  (1.3%)
    Costco Wholesale Corp.*                                                 12,400            465,744
    Wal-Mart Stores, Inc.                                                   23,500          1,402,715
                                                                                     -----------------
    TOTAL HYPERMARKETS AND SUPERCENTERS                                                     1,868,459
                                                                                     -----------------


    PACKAGED FOODS/MEATS  (0.9%)
    Kellogg Co.                                                             16,050   $        629,802
    Tyson Foods, Inc.                                                       31,000            559,550
                                                                                     -----------------
    TOTAL PACKAGED FOODS/MEATS                                                              1,189,352
                                                                                     -----------------

    PERSONAL PRODUCTS  (1.4%)
    Estee Lauder Companies, Inc.                                            21,750            964,395
    Gillette Co.                                                            24,000            938,400
                                                                                     -----------------
    TOTAL PERSONAL PRODUCTS                                                                 1,902,795
                                                                                     -----------------

    RETAIL/DRUGS  (0.4%)
    CVS Corp.                                                               17,625            622,162
                                                                                     -----------------

    SOFT DRINKS  (0.9%)
    Coca-Cola Enterprises, Inc.                                             23,775            574,642
    PepsiCo, Inc.                                                           12,374            666,340
                                                                                     -----------------
    TOTAL SOFT DRINKS                                                                       1,240,982
                                                                                     -----------------
    TOTAL CONSUMER STAPLES                                                                  8,129,506
                                                                                     -----------------

    ENERGY  (4.3%)
    OIL AND GAS/DRILLING  (0.3%)
    Patterson-UTI Energy, Inc.*                                             13,450            476,264
                                                                                     -----------------

    OIL AND GAS/EQUIPMENT/SERVICE  (0.3%)
    BJ Services Co.*                                                         8,950            387,266
                                                                                     -----------------

    OIL AND GAS/EXPLORATION/PRODUCTION  (1.2%)
    Burlington Resources, Inc.                                               9,250            588,577
    Kerr-McGee Corp.                                                         9,000            463,500
    Newfield Exploration Co.*                                                9,925            475,705
    Pioneer Natural Resources Co.                                            9,650            311,695
                                                                                     -----------------
    TOTAL OIL AND GAS/EXPLORATION/PRODUCTION                                                1,839,477
                                                                                     -----------------

    OIL AND GAS/INTEGRATED  (2.5%)
    ExxonMobil Corp.                                                        28,906          1,202,201
    Occidental Petroleum Corp.                                              30,800          1,418,340
    Total Fina Elf SA                                                        9,300            855,600
                                                                                     -----------------
    TOTAL OIL AND GAS/INTEGRATED                                                            3,476,141
                                                                                     -----------------

    TOTAL ENERGY                                                                            6,179,148
                                                                                     -----------------



                                       19


            SCHEDULES OF INVESTMENTS - BALANCED PORTFOLIO, CONTINUED


    FINANCIALS  (13.5%)
    ASSET MANAGEMENT  (1.1%)
    Franklin Resources, Inc.                                                26,700   $      1,486,656
                                                                                     -----------------

    CONSUMER FINANCE  (2.3%)
    American Express                                                        26,200          1,358,470
    Capital One Financial Corp.                                              6,875            518,581
    MBNA Corp.                                                              46,750          1,291,702
                                                                                     -----------------
    TOTAL CONSUMER FINANCE                                                                  3,168,753
                                                                                     -----------------

    DIVERSIFIED BANKS  (1.8%)
    Bank of America Corp.                                                   10,425            844,216
    FleetBoston Financial Corp.                                             25,350          1,138,215
    Wells Fargo & Co.                                                       10,375            587,951
                                                                                     -----------------
    TOTAL DIVERSIFIED BANKS                                                                 2,570,382
                                                                                     -----------------

    DIVERSIFIED CAPITAL MARKETS  (1.1%)
    Friedman, Billings, Ramsey Group, Inc.                                  11,250            303,637
    JPMorgan Chase & Co.                                                    29,975          1,257,451
                                                                                     -----------------
    TOTAL DIVERSIFIED CAPITAL MARKETS                                                       1,561,088
                                                                                     -----------------

    DIVERSIFIED FINANCIAL SERVICE  (1.7%)
    Citigroup, Inc.                                                         46,597          2,409,065
                                                                                     -----------------

    INSURANCE/LIFE/HEALTH  (0.7%)
    Prudential Financial, Inc.                                              20,775            930,304
                                                                                     -----------------

    INSURANCE/MULTILINE  (1.4%)
    American International Group, Inc.                                      28,088          2,004,079
                                                                                     -----------------

    INSURANCE/PROPERTY CASUALTY  (0.4%)
    Allstate Corp.                                                          11,700            531,882
                                                                                     -----------------

    INVESTMENT BANK AND BROKERAGE  (2.0%)
    Ameritrade Holding Corp.*                                               46,350            713,790
    Goldman Sachs Group, Inc.                                                9,250            965,237
    Lehman Brothers Holdings, Inc.                                          13,600          1,127,032
                                                                                     -----------------
    TOTAL INVESTMENT BANK AND BROKERAGE                                                     2,806,059
                                                                                     -----------------

    REGIONAL BANKS  (0.3%)
    SouthTrust Corp.                                                        11,600            384,656
                                                                                     -----------------

    REINSURANCE  (0.2%)
    Everest Re Group Ltd.                                                    2,825            241,368
                                                                                     -----------------



    THRIFTS AND MORTGAGE FINANCIAL  (0.5%)
    Fannie Mae                                                               9,300   $        691,455
                                                                                     -----------------
    TOTAL FINANCIALS                                                                       18,785,747
                                                                                     -----------------

    HEALTH CARE  (6.9%)
    BIOTECHNOLOGY  (1.4%)
    Amgen, Inc.*                                                            23,400          1,361,178
    Chiron Corp.*                                                           13,100            576,531
                                                                                     -----------------
    TOTAL BIOTECHNOLOGY                                                                     1,937,709
                                                                                     -----------------

    HEALTH CARE/EQUIPMENT  (0.4%)
    Medtronic, Inc.                                                         10,750            513,312
                                                                                     -----------------

    HEALTH CARE/SERVICES  (0.5%)
    Accredo Health, Inc.*                                                    8,550            325,755
    Express Scripts, Inc.*                                                   5,300            395,327
    Quest Diagnostics, Inc.                                                    600             49,698
                                                                                     -----------------
    TOTAL HEALTH CARE/SERVICES                                                                770,780
                                                                                     -----------------

    MANAGED CARE  (0.5%)
    Aetna, Inc.                                                              8,000            717,760
                                                                                     -----------------

    PHARMACEUTICALS  (4.1%)
    Eli Lilly & Co.                                                         18,975          1,269,428
    Forest Laboratories, Inc.*                                               8,000            572,960
    Johnson & Johnson                                                       12,575            637,804
    Novartis AG ADR                                                         13,600            579,360
    Pfizer, Inc.                                                            47,750          1,673,638
    Teva Pharmaceutical Industries Ltd.                                      7,175            454,967
    Wyeth                                                                   16,325            613,004
                                                                                     -----------------
    TOTAL PHARMACEUTICALS                                                                   5,801,161
                                                                                     -----------------
    TOTAL HEALTH CARE                                                                       9,740,722
                                                                                     -----------------

    INDUSTRIALS  (7.0%)
    AEROSPACE/DEFENSE  (1.6%)
    Boeing Co.                                                              13,800            566,766
    L-3 Communications Holdings, Inc.                                        8,325            495,171
    United Technologies Corp.                                               12,775          1,102,483
                                                                                     -----------------
    TOTAL AEROSPACE/DEFENSE                                                                 2,164,420
                                                                                     -----------------

    ELECTRICAL COMPONENTS  (0.4%)
    Rockwell Automation, Inc.                                               16,700            578,989
                                                                                     -----------------


    INDUSTRIAL CONGLOMERATES  (2.5%)
    3M Co.                                                                  14,400   $      1,178,928
    General Electric Co.                                                    77,150          2,354,618
                                                                                     -----------------
    TOTAL INDUSTRIAL CONGLOMERATES                                                          3,533,546
                                                                                     -----------------

    MACHINERY CONSTRUCTION/FARMING  (1.0%)
    Deere & Co.                                                              9,050            627,256
    PACCAR, Inc.                                                            13,725            771,894
                                                                                     -----------------
    TOTAL MACHINERY CONSTRUCTION/FARMING                                                    1,399,150
                                                                                     -----------------

    MACHINERY INDUSTRIAL/SPECIALTY  (1.5%)
    Eaton Corp.                                                             14,650            823,184
    Illinois Tool Works, Inc.                                               15,550          1,232,027
                                                                                     -----------------
    TOTAL MACHINERY INDUSTRIAL/SPECIALTY                                                    2,055,211
                                                                                     -----------------
    TOTAL INDUSTRIALS                                                                       9,731,316
                                                                                     -----------------

    INFORMATION TECHNOLOGY  (11.7%)
    APPLICATION SOFTWARE  (1.1%)
    Mercury Interactive Corp.*                                              10,500            470,400
    SAP AG                                                                  30,000          1,179,300
                                                                                     -----------------
    TOTAL APPLICATION SOFTWARE                                                              1,649,700
                                                                                     -----------------

    COMMUNICATIONS EQUIPMENT  (1.8%)
    Cisco Systems, Inc.*                                                    69,241          1,628,548
    Nokia Corp.                                                             18,600            377,208
    QLogic Corp.*                                                           11,200            369,712
                                                                                     -----------------
    TOTAL COMMUNICATIONS EQUIPMENT                                                          2,375,468
                                                                                     -----------------

                                       20


    COMPUTER HARDWARE  (1.5%)
    Dell, Inc.*                                                             32,400          1,089,288
    Hewlett-Packard Co.                                                     40,000            913,600
                                                                                     -----------------
    TOTAL COMPUTER HARDWARE                                                                 2,002,888
                                                                                     -----------------

    COMPUTER STORAGE/PERIPHERALS  (0.5%)
    EMC Corp.*                                                              56,200            764,882
                                                                                     -----------------



    ELECTRONIC EQUIPMENT  (0.5%)
    Agilent Technologies, Inc.*                                             22,500   $        711,675
                                                                                     -----------------

    SEMICONDUCTOR EQUIPMENT  (0.4%)
    Novellus Systems, Inc.*                                                 17,200            546,788
                                                                                     -----------------

    SEMICONDUCTORS  (2.8%)
    Intel Corp.                                                             35,750            972,400
    Marvell Technology Group, Ltd.*                                         10,125            456,131
    Maxim Integrated Products, Inc.                                         14,075            662,792
    National Semiconductor Corp.*                                            8,600            382,098
    Taiwan Semiconductor Manufacturing Co. Ltd. ADR*                        57,835            603,797
    Texas Instruments, Inc.                                                 27,500            803,550
                                                                                     -----------------
    TOTAL SEMICONDUCTORS                                                                    3,880,768
                                                                                     -----------------

    SERVICES/DATA PROCESSING  (0.7%)
    Affiliated Computer Services, Inc.*                                     17,575            912,143
                                                                                     -----------------

    SYSTEMS SOFTWARE  (2.4%)
    Adobe Systems, Inc.                                                     11,675            460,345
    BEA Systems, Inc.*                                                      32,300            412,148
    Microsoft Corp.                                                        103,300          2,579,401
                                                                                     -----------------
    TOTAL SYSTEMS SOFTWARE                                                                  3,451,894
                                                                                     -----------------
    TOTAL INFORMATION TECHNOLOGY                                                           16,296,206
                                                                                     -----------------

    MATERIALS  (3.1%)
    ALUMINUM  (0.4%)
    Alcan Aluminium Ltd.                                                    12,750            571,073
                                                                                     -----------------

    CHEMICALS/DIVERSE  (0.6%)
    Dow Chemical Co.                                                        20,100            809,628
                                                                                     -----------------

    DIVERSIFIED METAL/MINING  (1.3%)
    Inco Ltd.*                                                              21,650            749,740
    Peabody Energy Corp.                                                     4,650            216,272
    Phelps Dodge Corp.                                                       9,600            783,936
                                                                                     -----------------
    TOTAL DIVERSIFIED METAL/MINING                                                          1,749,948
                                                                                     -----------------

    INDUSTRIAL GASES  (0.4%)
    Praxair, Inc.                                                           13,500            501,120
                                                                                     -----------------

    PAPER PRODUCTS  (0.4%)
    Georgia-Pacific Corp.                                                   17,200            579,468
                                                                                     -----------------
    TOTAL MATERIALS                                                                         4,211,237
                                                                                     -----------------


    TELECOMMUNICATION SERVICES  (1.5%)
    INTEGRATED TELECOMMUNICATION SERVICES  (0.6%)
    CenturyTel, Inc.                                                         9,450   $        259,781
    Verizon Communications, Inc.                                            13,591            496,615
                                                                                     -----------------
    TOTAL INTEGRATED TELECOMMUNICATION SERVICES                                               756,396
                                                                                     -----------------

    WIRELESS TELECOMMUNICATIONS SERVICES  (0.9%)
    America Movil SA de CV                                                  16,300            629,995
    Nextel Communications, Inc.*                                            20,150            498,310
                                                                                     -----------------
    TOTAL WIRELESS TELECOMMUNICATION SERVICES                                               1,128,305
                                                                                     -----------------
    TOTAL TELECOMMUNICATION SERVICES                                                        1,884,701
                                                                                     -----------------

    UTILITIES  (1.2%)
    ELECTRIC UTILITIES  (0.6%)
    Exelon Corp.                                                            11,750            809,223
                                                                                     -----------------

    GAS UTILITIES  (0.6%)
    KeySpan Corp.                                                           11,150            426,153
    Kinder Morgan, Inc.                                                      6,850            431,687
                                                                                     -----------------
    TOTAL GAS UTILITIES                                                                       857,840
                                                                                     -----------------
    TOTAL UTILITIES                                                                         1,667,063
                                                                                     -----------------

    TOTAL COMMON STOCKS
     (COST $74,956,251)                                                                    88,167,297
                                                                                     -----------------

    SHORT-TERM INVESTMENTS  (2.4%)                                    PRINCIPAL AMOUNT     VALUE
    ------------------------------------------------------------ -------------------------------------
    COMMERCIAL PAPER  (2.4%)
    Amercian Express
    0.950%  04-01-2004                                              $    3,382,000   $      3,382,000
                                                                                     -----------------

    VARIABLE-RATE DEMAND NOTES**  (0.0%)
    American Family Financial Services
    0.691%  12-31-2031                                                       1,323              1,323
    Wisconsin Corp. Central Credit Union
    0.760%  12-31-2031                                                         965                965
                                                                                     -----------------
    TOTAL VARIABLE-RATE DEMAND NOTES                                                            2,288
                                                                                     -----------------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $3,384,288)                                                                      3,384,288
                                                                                     -----------------




    TOTAL INVESTMENTS IN SECURITIES (101.6%)
    (COST $126,477,583)                                                                   141,595,431
                                                                                     -----------------

    LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)                                          (2,193,141)
                                                                                     -----------------

    NET ASSETS (100.0%)                                                               $   139,402,290
                                                                                     =================


*   NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       INTERMEDIATE FIXED INCOME PORTFOLIO

MARCH 31, 2004

LONG-TERM DEBT SECURITIES  (96.3%)                                       PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------

CORPORATE BONDS  (59.9%)
FINANCIALS  (6.0%)
BANKS  (2.6%)
Bank of America Corp.
   3.250%  08-15-2008                                                  $      900,000   $         908,009
Bank One Corp.
   6.000%  08-01-2008                                                         500,000             559,217
                                                                                        ------------------
   TOTAL BANKS                                                                                  1,467,226
                                                                                        ------------------

INSURANCE  (3.4%)
Chubb Corp.
   6.150%  08-15-2005                                                       1,750,000           1,853,619
                                                                                        ------------------

TOTAL FINANCIALS                                                                                3,320,845
                                                                                        ------------------

FINANCE  (45.2%)
DIVERSIFIED FINANCIAL SERVICES (21.1%) American Express Credit Corp.
   3.000%  05-16-2008                                                          2,000,000        2,006,192
Citigroup, Inc.
   5.625%  08-27-2012                                                          1,100,000        1,205,479
Commercial Credit TRV
   6.750%  07-01-2007                                                            900,000        1,016,154
Countrywide Home Loans
   5.500%  08-01-2006                                                          2,226,000        2,387,844
General Electric Capital Corp.
   5.375%  03-15-2007                                                          1,600,000        1,736,750
   4.250%  12-01-2010                                                            750,000          768,634
Household Finance Corp.
   6.500%  01-24-2006                                                          1,472,000        1,592,133
MGIC Investment Corp.
   6.000%  03-15-2007                                                            250,000          272,923
SLM Corp.
   4.000%  01-15-2009                                                            650,000          669,005
                                                                                        -----------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                           11,655,114


INSURANCE  (6.5%)
AFLAC, Inc.
   6.500%  04-15-2009                                                  $      900,000   $       1,026,849
Hartford Life, Inc.
   7.100%  06-15-2007                                                         280,000             317,623
Reliastar Financial Corp.
   6.500%  11-15-2008                                                       2,000,000           2,247,918
                                                                                        ------------------
TOTAL INSURANCE                                                                                 3,592,390
                                                                                        ------------------

INVESTMENT BANKING/BROKERAGE  (13.0%)
Goldman Sachs Group, Inc.
   5.700%  09-01-2012                                                       2,400,000           2,601,658
Merrill Lynch & Co., Inc.
   5.360%  02-01-2007                                                       1,925,000           2,094,000
Morgan Stanley Dean Witter & Co.
   3.875%  01-15-2009                                                       2,450,000           2,503,824
                                                                                        ------------------
TOTAL INVESTMENT BANKING/BROKERAGE                                                              7,199,482
                                                                                        ------------------

LEASING COMPANIES  (4.6%)
International Lease Finance Corp.
   5.625%  06-01-2007                                                         575,000             627,550
   4.750%  02-15-2008                                                       1,800,000           1,913,209
                                                                                        ------------------
TOTAL LEASING COMPANIES                                                                         2,540,759
                                                                                        ------------------

TOTAL FINANCE                                                                                  24,987,745
                                                                                        ------------------

INDUSTRIALS  (8.7%)
AUTOMOBILES  (6.0%)
Ford Motor Credit Co.
   6.875%  02-01-2006                                                       1,750,000           1,862,147
GMAC
   6.750%  01-15-2006                                                       1,350,000           1,443,497
                                                                                        ------------------
TOTAL AUTOMOBILES                                                                               3,305,644
                                                                                        ------------------

CAPITAL GOODS  (0.9%)
Caterpillar Finance Service Corp.
   2.500%  10-03-2006                                                         500,000             505,356
                                                                                        ------------------

HEALTHCARE  (0.9%)
UnitedHealth Group, Inc.
   3.300%  01-30-2008                                                         475,000             483,202
                                                                                        ------------------



                                       22



SERVICES/DATA PROCESSING (0.9%) First Data Corp.
   3.375%  08-01-2008                                                  $      500,000   $         507,477
                                                                                        ------------------

TOTAL INDUSTRIALS                                                                               4,801,679
                                                                                        ------------------

TOTAL CORPORATE BONDS
 (COST $32,204,978)                                                                            33,110,269
                                                                                        ------------------

U.S. GOVERNMENT AGENCY (20.2%)
Federal Home Loan Bank
   5.000%  01-15-2007                                                       1,000,000           1,077,242
   4.875%  02-15-2007                                                       1,000,000           1,073,851
   5.750%  05-15-2008                                                       1,500,000           1,674,315
   6.125%  03-15-2012                                                       1,000,000           1,147,631
                                                                                        ------------------
                                                                                                4,973,039
                                                                                        ------------------
Federal National Mortgage Association
   5.500%  07-15-2006                                                         100,000             108,015
   5.375%  11-15-2011                                                       1,950,000           2,144,062
                                                                                        ------------------
                                                                                                2,252,077
                                                                                        ------------------
Federal Home Loan Mortgage Corp.
   2.500%  04-21-2006                                                         750,000             750,539
   6.700%  01-05-2007                                                       1,105,000           1,239,761
   4.260%  07-19-2007                                                       1,100,000           1,158,744
   5.750%  03-15-2009                                                         450,000             505,514
   5.625%  03-15-2011                                                         275,000             307,338
                                                                                        ------------------
                                                                                                3,961,896
                                                                                        ------------------
TOTAL U.S. GOVERNMENT AGENCY
 (COST $10,887,037)                                                                            11,187,012
                                                                                        ------------------

U.S. TREASURY NOTES (16.2%)
   5.750%  11-15-2005                                                       1,500,000           1,604,941
   6.625%  05-15-2007                                                       1,400,000           1,593,431
   5.625%  05-15-2008                                                       1,000,000           1,123,672
   6.000%  08-15-2009                                                       1,650,000           1,904,785
   6.125%  08-15-2007                                                       2,400,000           2,709,377
                                                                                        ------------------
TOTAL U.S. TREASURY NOTES
 (COST $8,310,133)                                                                              8,936,206
                                                                                        ------------------

TOTAL LONG-TERM DEBT SECURITIES
(COST $51,402,148)                                                                             53,233,487
                                                                                        ------------------




SHORT-TERM INVESTMENTS  (0.1%)                                           PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES*  (0.1%)
American Family Demand Note
0.691%  12-31-2031                                                              1,423               1,423
Wisconsin Corp. Central Credit Union
0.760%  12-31-2031                                                             77,448              77,447
                                                                                        ------------------
TOTAL VARIABLE-RATE DEMAND NOTES                                                                   78,870
                                                                                        ------------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $78,870)                                                                                    78,870
                                                                                        ------------------

TOTAL INVESTMENTS IN SECURITIES (96.4%)
(COST $51,481,018)                                                                      $      53,312,357
                                                                                        ------------------

OTHER ASSETS LESS LIABILITIES (3.6%)                                                            1,969,503
                                                                                        ------------------

NET ASSETS (100.0%)                                                                      $     55,281,860
                                                                                        ==================





*THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES
 THE REMAINING MATURITY.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 2004



                                                SMALL/MID                         GROWTH                     INTERMEDIATE
                                                CAP EQUITY      CORE EQUITY       EQUITY        BALANCED     FIXED INCOME
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                              -----------------------------------------------------------------------------

ASSETS
Investments in securities, at cost (Note 2)   $ 334,889,992    $ 422,217,562    $ 4,825,489   $ 126,477,583   $ 51,481,018
                                              =============================================================================

Investments in securities, at value (Note 2)  $ 396,585,053    $ 498,337,551    $ 5,787,608   $ 141,595,431   $ 53,312,357
Receivables
   Investment securities sold                    10,458,892        7,797,014        219,548       2,196,669              -
   Dividends and interest                           226,911          416,834          2,094         685,593        585,774
   Fund shares sold                               1,399,922          530,327             58          58,012      1,505,779
Prepaid expenses                                     42,660           27,001          5,657          21,737         13,355
                                              -----------------------------------------------------------------------------
   Total assets                                 408,713,438      507,108,727      6,014,965     144,557,442     55,417,265
                                              -----------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                            -           33,298        103,957              -               -
Payables
   Investment securities purchased               10,688,454        3,637,895         38,913       4,686,819              -
   Fund shares redeemed                             224,930          220,102         10,210         280,925         83,552
   Distributions to shareholders                          -                -              -           8,299          8,884
   Due to Investment Advisor (Note 3)               278,123          317,934          2,805          85,251          8,832
   Due under Distribution Plan -
     Original shares (Note 3)                        65,463           77,299          1,287          27,140          4,519
Accrued expenses                                     89,017          144,934         10,573          50,115         19,481
Deferred Trustees Compensation (Note 3)              49,826           83,011          6,476          16,603         10,137
                                              -----------------------------------------------------------------------------
      Total liabilities                          11,395,813        4,514,473        174,221       5,155,152        135,405
                                              -----------------------------------------------------------------------------

NET ASSETS                                    $ 397,317,625    $ 502,594,254    $ 5,840,744   $ 139,402,290   $ 55,281,860
                                              =============================================================================


COMPONENTS OF NET ASSETS
   Paid-in capital                            $ 314,226,963    $ 484,565,545    $ 9,752,570   $ 128,341,142   $ 53,113,771
   Accumulated undistributed net investment
     income (loss)                                  (49,826)         693,112         (8,351)         (6,030)        (1,522)
   Accumulated undistributed net realized
     gain (loss) on investments                  21,445,427      (58,784,392)    (4,865,594)     (4,050,670)       338,272
   Net unrealized appreciation on investments    61,695,061       76,119,989        962,119      15,117,848      1,831,339
                                              -----------------------------------------------------------------------------
Net assets                                    $ 397,317,625    $ 502,594,254    $ 5,840,744   $ 139,402,290   $ 55,281,860
                                              =============================================================================


ORIGINAL SHARES

Net assets applicable to shares outstanding   $ 318,638,967    $ 366,471,999    $ 5,840,744   $ 127,787,380   $ 55,281,860
Shares outstanding                               11,832,888       16,484,940        393,763       7,725,809      4,221,405
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                  $ 26.93          $ 22.23        $ 14.83         $ 16.54        $ 13.10
                                              =============================================================================


INSTITUTIONAL SHARES

Net assets applicable to shares outstanding    $ 78,678,658    $ 136,122,255              -    $ 11,614,910              -
Shares outstanding                                2,908,665        6,113,907              -         698,981              -
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                  $ 27.05          $ 22.26              -         $ 16.62              -
                                              =============================================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 2004



                                                 SMALL/MID                        GROWTH                       INTERMEDIATE
                                                CAP EQUITY      CORE EQUITY       EQUITY         BALANCED      FIXED INCOME
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ----------------------------------------------------------------------------

INVESTMENT INCOME
INCOME
   Dividends                                    $ 1,942,580      $ 5,881,316       $ 32,412       $ 985,599            $ -
   Interest                                          66,422           36,400            600       2,127,655      1,970,491
                                               ----------------------------------------------------------------------------
      Total income                                2,009,002        5,917,716         33,012       3,113,254      1,970,491
                                               ----------------------------------------------------------------------------

EXPENSES
   Investment advisory fees (Note 3)              2,464,729        3,579,223         43,448         913,796        248,729
   Distribution fees - Original shares (Note 3)     562,349          894,516         14,483         303,793         49,757
   Administration fees (Note 3)                     177,198          233,415         12,034         115,408         49,757
   Custodian fees                                    91,136          120,229         11,223          41,761         15,246
   Fund accounting fees                              71,382          111,117          4,213          43,692         17,535
   Reports to shareholders                           44,123           58,018          4,789           9,739          6,582
   Transfer agent fees                               34,093           44,539         12,034          28,067         15,844
   Registration expense                              33,318           43,059         16,371          29,277         25,608
   Audit fees                                        31,103           44,568          6,842          19,156         13,441
   Trustee fees                                      27,258           45,246          4,082           8,681          4,782
   Legal fees                                         8,696           19,138            205           5,226          1,830
   Miscellaneous expense                             13,220           31,516            527           7,655          4,173
                                               ----------------------------------------------------------------------------
       Total expenses                             3,558,605        5,224,584        130,251       1,526,251        453,284
        Less: fees waived and expenses
            absorbed (Note 3)  -                          -                -        (61,313)              -       (179,620)
        Plus: expenses recouped                           -                -              -           6,811              -
                                               ----------------------------------------------------------------------------
        Net expenses                              3,558,605        5,224,584         68,938       1,533,062        273,664
                                               ----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     (1,549,603)         693,132        (35,926)      1,580,192      1,696,827
                                               ----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
Net realized gain on investments                 47,756,661       39,525,877        486,229       6,426,771        685,999
Net change in unrealized appreciation
   on investments                                71,404,565       91,664,279      1,187,203      15,610,418         59,478
                                               ----------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                         119,161,226      131,190,156      1,673,432      22,037,189        745,477
                                               ----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                   $117,611,623     $131,883,288     $1,637,506     $23,617,381    $ 2,442,304
                                               ============================================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       STATEMENTS OF CHANGES IN NET ASSETS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS


                                       SMALL/MID CAP EQUITY PORTFOLIO  CORE EQUITY PORTFOLIO
                                      ----------------------------  ---------------------------

                                      FISCAL YEAR ENDING MARCH 31,  FISCAL YEAR ENDING MARCH 31,
                                          2004           2003           2004          2003
                                      ----------------------------  ---------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)        $ (1,549,603) $ (1,117,670)     $ 693,132      $ 629,462
   Net realized gain (loss)
      on investments                     47,756,661   (18,671,784)    39,525,877    (55,492,305)
   Net change in unrealized appreciation
      (depreciation) on investments      71,404,565   (40,675,346)    91,664,279   (119,125,087)
                                      ------------------------------------------------------------
   Increase (decrease) in net assets
      resulting from operations         117,611,623   (60,464,800)   131,883,288   (173,987,930)
                                      ------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Original shares                             -             -       (164,673)            -
      Institutional shares                        -             -       (458,377)            -
   From net realized gain on investments sold
      Original shares                             -             -              -             -
      Institutional shares                        -             -              -             -
                                      ------------------------------------------------------------
   Decrease in net assets from distributions      -             -       (623,050)            -
                                      ------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
      Original shares                   170,757,646    84,620,956     64,340,482   103,180,650
      Institutional shares               19,601,847    60,995,491     28,643,369   124,565,638
   Proceeds from shares reinvested
      Original shares                             -             -        160,311             -
      Institutional shares                        -             -        357,604             -
   Cost of shares redeemed
      Original shares                   (88,724,508) (183,867,503)  (127,026,599)  (335,564,241)
      Institutional shares              (13,349,668)   (9,732,359)   (18,471,069)  (13,149,311)
                                       -----------------------------------------------------------

   Net increase (decrease) from
      capital share transactions         88,285,317   (47,983,415)   (51,995,902)  (120,967,264)
                                      ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS   205,896,940  (108,448,215)    79,264,336   (294,955,194)

NET ASSETS
   Beginning of period                  191,420,685   299,868,900    423,329,918    718,285,112
                                      ------------------------------------------------------------
   End of period                      $ 397,317,625 $ 191,420,685  $ 502,594,254  $ 423,329,918
                                      ============================================================

Undistributed net
   investment income (loss)               $ (49,826)          $ -      $ 693,112      $ 623,031
                                      ============================================================

ORIGINAL SHARES
   Shares sold                            7,280,911     4,495,823      3,175,167      5,638,857
   Shares issued on reinvestment
     of distributions                             -             -          7,558              -
   Shares redeemed                       (3,967,855)   (9,459,227)    (6,342,728)   (18,126,771)
                                      ------------------------------------------------------------
      Net increase (decrease)
        in shares outstanding             3,313,056    (4,963,404)    (3,160,003)   (12,487,914)
                                      ============================================================

INSTITUTIONAL SHARES
   Shares sold                              855,330     3,166,795      1,406,651      6,349,093
   Shares issued on reinvestment
      of distributions                            -             -         16,852             -
   Shares redeemed                         (571,476)     (541,984)      (912,683)      (746,006)
                                      ------------------------------------------------------------
      Net increase in
         shares outstanding                 283,854     2,624,811        510,820      5,603,087
                                      ============================================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                                                           INTERMEDIATE
      GROWTH EQUITY PORTFOLIO           BALANCED PORTFOLIO              FIXED INCOME PORTFOLIO
   ---------------------------    ------------------------------    ------------------------------

   FISCAL YEAR ENDING MARCH 31,   FISCAL YEAR ENDING MARCH 31,       FISCAL YEAR ENDING MARCH 31,
      2004             2003             2004          2003              2004            2003
   ---------------------------    ------------------------------    ------------------------------

$     (35,926)   $     (30,063)   $   1,580,192    $   2,163,786    $   1,696,827    $   1,543,921

      486,229         (986,802)       6,426,771       (4,917,916)         685,999          634,993

    1,187,203         (462,386)      15,610,418      (12,374,827)          59,478        1,567,093
--------------------------------------------------------------------------------------------------

    1,637,506       (1,479,251)      23,617,381      (15,128,957)       2,442,304        3,746,007
--------------------------------------------------------------------------------------------------



         --               --         (1,447,835)      (2,058,168)      (1,698,191)      (1,557,567)
         --               --           (133,924)        (115,453)            --               --

         --               --               --               --           (892,090)        (240,534)
         --               --               --               --                 --               --
--------------------------------------------------------------------------------------------------
         --               --         (1,581,759)      (2,173,621)      (2,590,281)      (1,798,101)
--------------------------------------------------------------------------------------------------



    1,174,340          858,640       30,973,255       20,497,072       26,431,731       21,418,610
         --               --          2,757,554        8,046,134             --               --

         --               --          1,878,655        2,144,728        2,597,983        1,736,494
         --               --            169,840           79,537             --               --

   (1,602,576)      (1,134,699)     (29,927,329)     (57,076,281)     (15,105,298)     (17,428,423)
         --               --           (161,769)        (119,600)            --               --
--------------------------------------------------------------------------------------------------


     (428,236)        (276,059)       5,690,206      (26,428,410)      13,924,416        5,726,681
--------------------------------------------------------------------------------------------------

    1,209,270       (1,755,310)      27,725,828      (43,730,988)      13,776,439        7,674,587


    4,631,474        6,386,784      111,676,462      155,407,450       41,505,421       33,830,834
--------------------------------------------------------------------------------------------------
$   5,840,744    $   4,631,474    $ 139,402,290    $ 111,676,462    $  55,281,860    $  41,505,421
==================================================================================================

$      (8,351)   $      (3,375)   $      (6,030)   $      (4,463)   $      (1,522)   $         140
==================================================================================================




       89,015           75,661        1,978,818        1,419,500        2,007,082        1,652,526
         --               --            123,469          146,743          199,496          134,992
     (116,991)         (97,192)      (1,900,036)      (3,856,916)      (1,151,055)      (1,347,704)
--------------------------------------------------------------------------------------------------
      (27,976)         (21,531)         202,251       (2,290,673)       1,055,523          439,814
==================================================================================================


         --               --            168,871          532,469             --               --
         --               --             11,025            5,656             --               --
         --               --            (10,645)          (8,395)            --               --
--------------------------------------------------------------------------------------------------
         --               --            169,251          529,730             --               --
==================================================================================================


THIS PAGE IS INTENTIONALLY LEFT BLANK.




                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR.


                                              SMALL/MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES
                                             --------------------------------------------------
                                                      FISCAL YEAR ENDING MARCH 31,
                                               2004      2003      2002      2001      2000
                                             --------------------------------------------------


Net asset value, beginning of year             $17.17    $22.24    $20.75    $28.80    $19.81

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.12)    (0.12)    (0.10)    (0.07)    (0.06)
   Net realized and unrealized
     gain (loss) on investments                  9.88     (4.95)     2.61     (4.10)     9.05
                                             --------------------------------------------------

      Total from investment operations           9.76     (5.07)     2.51     (4.17)     8.99
                                             --------------------------------------------------

LESS DISTRIBUTIONS:
   From net investment income                       -         -         -         -         -
   From net realized gain                           -         -     (1.02)    (3.88)        -
                                             --------------------------------------------------

   Total distributions                              -         -     (1.02)    (3.88)        -
                                             --------------------------------------------------

Net asset value, end of year                   $26.93    $17.17    $22.24    $20.75    $28.80
                                             ==================================================

Total return                                    56.84%   (22.80%)   12.32%   (15.83%)   45.38%
                                             ==================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)             $318.6    $146.3    $299.9    $338.1    $468.2
                                             ==================================================

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed       1.28%     1.32%     1.26%     1.24%     1.25%
  After fees waived and expenses absorbed         n/a       n/a       n/a       n/a       n/a
                                             ==================================================

RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET ASSETS,
   AFTER FEES WAIVED AND EXPENSES
   ABSORBED                                    (0.59%)   (0.55%)   (0.42%)   (0.26%)   (0.24%)
                                             ==================================================

Portfolio turnover rate                        134.41%   140.57%   162.74%   166.24%   199.04%
                                             ==================================================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR.

                                                       CORE EQUITY PORTFOLIO - ORIGINAL SHARES
                                            -------------------------------------------------------------
                                                              FISCAL YEAR ENDING MARCH 31,
                                                 2004         2003        2002        2001        2000
                                            -------------------------------------------------------------

Net asset value, beginning of year           $    16.76  $    22.35  $    22.54  $    31.56  $      25.34

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income loss                      0.02        0.02       (0.01)      (0.03)        (0.03)
   Net realized and unrealized gain
    (loss) on investments                          5.46       (5.61)       0.05       (6.50)         7.93
                                             ------------------------------------------------------------

      Total from investment operations             5.48       (5.59)       0.04       (6.53)         7.90
                                             ------------------------------------------------------------

LESS DISTRIBUTIONS:
   From net investment income                     (0.01)         --          --          --            --
   From net realized gain                            --          --       (0.23)      (2.49)        (1.68)
                                             ------------------------------------------------------------

   Total distributions                            (0.01)         --       (0.23)      (2.49)        (1.68)
                                             ------------------------------------------------------------

Net asset value, end of period               $    22.23  $    16.76  $    22.35  $    22.54  $      31.56
                                             ============================================================

Total return                                      32.70%     (25.01%)      0.22%     (21.72%)       32.06%
                                             ============================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)           $   366.5   $   329.2   $   718.3    $   771.5   $   1,006.0
                                             ============================================================

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed         1.16%       1.15%       1.12%       1.11%         1.11%
  After fees waived and expenses absorbed           n/a         n/a         n/a         n/a           n/a
                                             ============================================================

RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET ASSETS,
   AFTER FEES WAIVED AND EXPENSES
   ABSORBED                                        0.08%       0.08%      (0.03%)     (0.13%)       (0.12%)
                                             ============================================================

Portfolio turnover rate                           82.83%      84.73%      79.92%      81.48%        82.98%
                                             ============================================================


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                                         GROWTH EQUITY PORTFOLIO
                                              --------------------------------------------------
                                                 FISCAL YEAR ENDING MARCH 31,    JUNE 15, 2000+
                                                                                   through
                                                 2004        2003         2002   March 31, 2001
                                             ---------------------------------------------------


Net asset value, beginning of period         $    10.98  $    14.41  $    14.43  $    25.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.09)      (0.07)      (0.12)      (0.04)
   Net realized and unrealized gain
    (loss) on investments                          3.94       (3.36)       0.10      (10.53)
                                             ----------------------------------------------

          Total from investment operations         3.85       (3.43)      (0.02)     (10.57)
                                             ----------------------------------------------

LESS DISTRIBUTIONS:
   From net investment income                        --          --          --          --
   From net realized gain                            --          --          --          --
                                             ----------------------------------------------

      Total distributions                            --          --          --          --
                                             ----------------------------------------------

     Net asset value, end of period          $    14.83  $    10.98  $    14.41  $    14.43
                                             ==============================================

               Total return                       35.06%     (23.80%)     (0.14%)    (42.28%)++
                                             ==============================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)          $     5.8   $     4.6   $     6.4   $     6.8
                                             ==============================================

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed         2.25%       2.57%       2.14%       2.38%+++
  After fees waived and expenses absorbed          1.19%       1.19%       1.19%       1.19%+++
                                             ==============================================
 RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS,
    AFTER FEES WAIVED AND EXPENSES
    ABSORBED                                      (0.62%)     (0.60%)     (0.72%)     (0.52%)+++
                                             ==============================================
  Portfolio turnover rate                        117.97%     124.82%     161.95%     122.37%++
                                             ==============================================


 +    INCEPTION DATE.
 ++   NOT ANNUALIZED.
 +++  ANNUALIZED.


SEE ACCOMPANYINGNOTES TO FINANCIAL STATEMENTS.





RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR.

                                                       BALANCED PORTFOLIO - ORIGINAL SHARES
                                             ------------------------------------------------------------
                                                         FISCAL YEAR ENDING MARCH 31,
                                                 2004         2003        2002        2001         2000
                                             ------------------------------------------------------------

Net asset value, beginning of year           $    13.86  $    15.83  $    15.90  $    18.80  $      16.70

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.17        0.26        0.25        0.30          0.28
   Net realized and unrealized gain
    (loss) on investments                          2.69       (1.97)       0.02       (2.38)         2.90
                                             ------------------------------------------------------------

      Total from investment operations             2.86       (1.71)       0.27       (2.08)         3.18
                                             ------------------------------------------------------------

LESS DISTRIBUTIONS:
   From net investment income                     (0.18)      (0.26)      (0.25)      (0.30)        (0.28)
   From net realized gain                           --          --        (0.09)      (0.52)        (0.80)
                                             ------------------------------------------------------------

   Total distributions                            (0.18)      (0.26)      (0.34)      (0.82)        (1.08)
                                             ------------------------------------------------------------

Net asset value, end of year                 $    16.54  $    13.86  $    15.83  $    15.90  $      18.80
                                             ============================================================

Total return                                      20.75%     (10.80%)      1.69%     (11.38%)       19.59%
                                             ============================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)           $    127.8   $   104.3   $   155.4   $   118.9   $     128.6
                                             ============================================================

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped                            1.19%       1.21%       1.14%       1.15%         1.21%
  After fees waived and expenses
   absorbed or recouped                            1.19%       1.19%       1.19%       1.19%         1.19%
                                             ============================================================

RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET ASSETS,
   AFTER FEES WAIVED AND EXPENSES
   ABSORBED OR RECOUPED                            1.19%       1.76%       1.56%       1.68%         1.63%
                                             ============================================================

Portfolio turnover rate                           82.41%      73.62%      71.51%      57.52%        67.55%
                                             ============================================================



RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR.

                                                       INTERMEDIATE FIXED INCOME PORTFOLIO
                                             -----------------------------------------------------
                                                           FISCAL YEAR ENDING MARCH 31,
                                                 2004       2003       2002       2001     2000
                                             -----------------------------------------------------

Net asset value, beginning of year           $   13.11  $   12.41  $   12.48  $   11.83  $   12.24

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                          0.45       0.54       0.58       0.66       0.63
   Net realized and unrealized
     gain (loss) on investments                   0.21       0.79      (0.05)      0.65      (0.41)
                                             -----------------------------------------------------

      Total from investment operations            0.66       1.33       0.53       1.31       0.22
                                             -----------------------------------------------------

LESS DISTRIBUTIONS:
   From net investment income                    (0.45)     (0.54)     (0.58)     (0.66)     (0.63)
   From net realized gain                        (0.22)     (0.09)     (0.02)   --         --
                                             -----------------------------------------------------

   Total distributions                           (0.67)     (0.63)     (0.60)     (0.66)     (0.63)
                                             -----------------------------------------------------

Net asset value, end of year                 $   13.10  $   13.11  $   12.41  $   12.48  $   11.83
                                             =====================================================

Total return                                      5.10%     10.90%      4.29%     11.43%      1.90%
                                             =====================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)           $   55.3   $   41.5   $   33.8   $   28.8   $   23.8
                                             =====================================================

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed        0.91%      0.83%      0.84%      0.90%      0.94%
  After fees waived and expenses absorbed         0.55%      0.55%      0.55%      0.55%      0.55%
                                             =====================================================
RATIO OF NET INVESTMENT
  INCOME (LOSS) TO AVERAGE
  NET ASSETS, AFTER FEES
  WAIVED AND EXPENSES
  ABSORBED OR RECOUPED                            3.41%      4.20%      4.64%      5.48%      5.31%
                                             =====================================================

Portfolio turnover rate                          55.34%     49.39%     26.27%      5.05%      8.18%
                                             =====================================================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                        INSTITUTIONAL SHARES
                                               --------------------------------------------------------------------
                                                  SMALL/MID CAP
                                                EQUITY PORTFOLIO      CORE EQUITY PORTFOLIO   BALANCED PORTFOLIO
                                              ---------------------------------------------------------------------
                                               FISCAL      MAY 2,       FISCAL      MAY 2,     FISCAL     MAY 2,
                                                YEAR       2002+         YEAR       2002+       YEAR      2002+
                                               ENDING     THROUGH       ENDING     THROUGH     ENDING    THROUGH
                                              MARCH 31,   MARCH 31,    MARCH 31,  MARCH 31,   MARCH 31,  MARCH 31,
                                                2004       2003          2004       2003        2004       2003
                                              ---------------------------------------------------------------------

Net asset value, beginning of period       $    17.20  $    22.22    $    16.80  $   21.42    $   13.93  $   15.55

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                 (0.03)      (0.03)         0.07       0.05         0.40       0.23
   Net realized and unrealized
        gain (loss) on investments               9.88       (4.99)         5.47      (4.67)        2.51      (1.62)
                                           -----------------------------------------------------------------------

      Total from investment operations           9.85       (5.02)         5.54      (4.62)        2.91      (1.39)
                                           -----------------------------------------------------------------------

LESS DISTRIBUTIONS:
   From net investment income                 --          --              (0.08)   --             (0.22)     (0.23)
   From net realized gain                     --          --            --         --           --         --
                                           -----------------------------------------------------------------------

   Total distributions                        --          --              (0.08)   --             (0.22)     (0.23)
                                           -----------------------------------------------------------------------

Net asset value, end of period             $    27.05  $    17.20    $    22.26  $   16.80    $   16.62  $   13.93
                                           =======================================================================

Total return                                    57.27%     (22.59%)+      32.99%    (21.57%)+     21.02%     (8.91%)++
                                           =======================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)       $    78.7   $    45.2     $   136.1   $   94.1     $   11.6   $    7.4
                                           =======================================================================

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
        absorbed                                 1.03%       1.07%++       0.91%      0.90%++      0.94%      0.96%+++
  After fees waived and expenses
        absorbed                                  n/a         n/a           n/a         n/a        0.94%      0.94%+++
                                           =======================================================================

RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS,
   AFTER FEES WAIVED AND
   EXPENSES ABSORBED                            (0.34%)     (0.32%)++      0.33%      0.38%++      1.44%      2.02%+++
                                           =======================================================================

Portfolio turnover rate                        134.41%     140.57%+       82.83%     84.73%+      82.41%     73.62%++
                                           =======================================================================



+     INCEPTION DATE.
++    NOT ANNUALIZED.
+++   ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


Rainier Investment Management Mutual Funds
March 31, 2004

NOTE 1. ORGANIZATION

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds"). Each Fund (except the Growth Equity Portfolio and Intermediate Fixed Income Portfolio) offers two classes of shares, one class being referred to as Original Shares and one class being referred to as Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 3. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares, with $0.01 par value.

NOTE 2. SIGNIFICANT - ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Portfolio securities listed on the Nasdaq Stock Market, Inc. will be valued at Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities and short-term investments with 60 days or less remaining to maturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the year ended March 31, 2004.

     B) Security Transactions, Dividends and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions if any, are distributed at least annually.

     C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     D) Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc., (the "Investment Advisor"). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio0.85%
Core Equity Portfolio 0.75%
Growth Equity Portfolio 0.75%
Balanced Portfolio 0.70%
Intermediate Fixed Income Portfolio0.50%

Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets. Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Small/Mid Cap Equity            1.23%
Core Equity                     1.04%
Growth Equity                   0.94%
Balanced                        0.94%
Intermediate Fixed Income       0.45%

     Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement. These percentages are based on the average daily net assets of the Funds and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

     Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for the Growth Equity Portfolio, will be limited to three years from the year of the reimbursement and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements in the first year of operations will be limited to five years from the year of reimbursement.

     At March 31, 2004, the amount available for recoupment that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Growth Equity                   $240,741
Balanced                        $ 15,473
Intermediate Fixed Income       $371,761

     At March 31, 2004, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated as follows:

                                          Intermediate
         Growth Equity     Balanced       Fixed Income

2005     $ 65,612                --           $88,043
2006     $113,816           $15,473          $104,098
2007     $ 61,313                --          $179,620

     B) Distribution Plan. The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's Original Shares average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Balanced Portfolio do not pay any distribution fees. Effective April 1, 1997, the distribution fee for the Intermediate Fixed Income Portfolio is limited to 0.10% of the Portfolio's average annual net assets.

     Quasar Distributors, LLC (the "Distributor"), acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC (the "Administrator"). For the year ended March 31, 2004, the Small/Mid Cap Equity, Core Equity, Growth and Balanced Portfolios paid brokerage commissions of $21,933, $11,441, $110 and $2,039, respectively, to a former affiliate of the Distributor.

     C) Administrative Services Agreement. The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of an annual minimum or the annual rate of: 0.10% of first $100 million of average daily net assets 0.05% of next $100 million of average daily net assets 0.03% of average net assets over $200 million.

     The Small/Mid Cap Equity, Core Equity and Balanced Portfolios will pay an annual minimum fee of $40,000 for Original Shares and $3,333 for Institutional Shares.The Growth Equity Portfolio will pay an annual minimum fee of $12,000, and there is no minimum fee for the Intermediate Fixed Income Portfolio.

     D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $12,000 per year plus $2,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each outside Trustee is $20,000 before travel expenses.)

     On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS

     The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the year ended March 31, 2004, were as follows:

Fund                                            Purchases         Sales

Small/Mid Cap Equity                            $461,393,192   $380,894,250
Core Equity                                      388,539,120    438,959,913
Growth Equity                                      6,686,933      7,096,904
Balanced                                         102,387,209     97,205,513
Intermediate Fixed Income                         33,875,972     16,105,308

     The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $8,968,548 and $5,742,736 and sold $7,894,334 and $10,294,278, respectively, of
U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

NOTE 5. INCOME TAXES

     Capital loss carryforwards available for federal income tax purposes as of March 31, 2004, were as follows:

Expiring             Core              Growth
in                  Equity             Equity           Balanced
2010              $9,921,887        $2,417,518               --
2011              45,384,042         2,365,935        3,308,533
----------------------------------------------------------------
Total            $55,305,929        $4,783,453       $3,308,533
----------------------------------------------------------------

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences arising from differing treatment of certain income and nondeductable current year net operating loss, reclassification adjustments were made to increase (decrease) the accounts listed below:

                                        Undistributed     Undistributed
                           Paid-in      Net Investment    Net Realized
Fund                       Capital          Income         Gain (Loss)
Small/Mid
Cap Equity                     --        $1,499,777       ($1,499,777)
Core Equity                    --               --                --
Growth Equity              (30,950)          30,950               --
Balanced                       --               --                --
Intermediate
Fixed Income                   --              (298)             298

As of March 31, 2004, the tax basis of the Fund's investments were as follows:

                                           Small/Mid Cap        Core             Growth                          Intermediate
                                              Equity           Equity            Equity           Balanced        Fixed Income
                                           -----------------------------------------------------------------------------------
Cost of investments for tax purposes       $ 335,783,647    $ 425,696,026    $   4,907,628    $ 127,219,719    $  51,481,912
                                           -----------------------------------------------------------------------------------
Gross tax unrealized appreciation             66,367,281       79,397,786        1,002,027       15,189,626        1,830,445
                                           -----------------------------------------------------------------------------------
Gross tax unrealized depreciation             (5,565,875)      (6,756,261)        (122,047)        (813,914)            --
                                           -----------------------------------------------------------------------------------
Net tax unrealized appreciation
on investments                                60,801,406       72,641,525          879,980       14,375,712        1,830,445
                                           -----------------------------------------------------------------------------------
Undistributed ordinary income              $   4,980,842    $     776,123             --      $      18,872    $      17,498
                                           -----------------------------------------------------------------------------------
Undistributed long-term capital gains      $  17,358,240             --               --                --     $     339,167
                                           -----------------------------------------------------------------------------------

The tax composition of distributions paid during the years ended 3/31/04 and 3/31/03 were as follows:

                                                Small/Mid Cap           Core            Growth                  Intermediate
                                                Equity                  Equity          Equity     Balanced     Fixed Income
                                           -----------------------------------------------------------------------------------
Ordinary income 2004                                 --               $  623,051          --      $1,581,759      $1,720,182
                                           -----------------------------------------------------------------------------------
Ordinary income 2003                                 --                    --             --       2,173,621       1,569,397
                                           -----------------------------------------------------------------------------------
Long-term capital gain 2004                          --                    --             --            --           870,099
                                           -----------------------------------------------------------------------------------
Long-term capital gain 2003                          --                    --             --            --           228,704
                                           -----------------------------------------------------------------------------------

The percentage of dividend income distributed for the year ending March 31, 2004, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is as follows: Core Equity Portfolio 100% and Balanced Portfolio 49%.

The percentage of dividend income distributed for the year ending March 31, 2004 designated as qualified dividends received deduction available to corporate shareholders, is as follows (unaudited): Core Equity Portfolio 100% and Balanced Portfolio 53%.

NOTE 6. TRUSTEE AND OFFICER INFORMATION (UNAUDITED)
The following list is provided in this order: name, address, (age), position(s) held with Trust, date elected+, principal occupation(s) during the past five years, number of Portfolios in Fund complex overseen by trustee and other directorships held by trustee. The Statement of Additional Information contains additional information about Fund directors and officers and is available without charge, upon request, by calling 1-800-248-6314.

OUTSIDE TRUSTEES
James E. Diamond Jr.
P.O. Box 548, Scappoose, OR 97056 (57), Trustee, March 1994, President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials) 2003 to present. Chief Operating Officer of Homestead Capital (non-profit organization investing in housing projects) from 2000 to 2003. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999, 5

John W. Ferris
820 4th Avenue, Seattle, WA 98104 (61), Trustee, March 1995, Consultant to international companies from 1998 to present. Prior to 1998, Partner of Peterson Sullivan & Co. (Certified Public Accountants), 5

Gary L. Sundem
University of Washington Business School, Seattle, WA 98195 (59), Trustee, March 1994, Professor of Accounting at University of Washington, 5

INTERESTED TRUSTEES AND
OTHER OFFICERS

Patricia L. Frost*
601 Union St., Ste. 2801, Seattle, WA 98101 (59), Trustee and Vice President, January 1994, Principal and Chairman of the Board of the Advisor, 5

J. Glenn Haber*
601 Union St., Ste. 2801, Seattle, WA 98101 (52), Trustee, Chief Executive Officer, Secretary and Treasurer, January 1994, Principal and Chief Operating Officer of the Advisor, 5

John W. O'Halloran*
601 Union St., Ste. 2801, Seattle, WA 98101 (43), President, June 2003, Officer of Columbia Management Co. (investment management) from 1983 to 2003

James R. Margard*
601 Union St., Ste. 2801, Seattle, WA 98101 (51), Vice President, January 1994, Principal of the Advisor

Michael E. Raney*
601 Union St., Ste. 2801, Seattle, WA 98101 (55), Vice President, January 1994, Principal of the Advisor

* Denotes "interested person", as that is defined by the 1940 Act.
+ Trustees and officers of the Fund serve until their resignation, removal or retirement.

To the Board of Trustees and Shareholders
Rainier Investment Management Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rainier Investment Management Mutual Funds (comprised of the Small/Mid Cap Equity, Core Equity, Growth Equity, Balanced and Intermediate Fixed Income Portfolios) as of March 31, 2004, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Rainier Investment Mutual Funds as of March 31, 2004 and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KMPG
Seattle, Washington
May 6, 2004

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISOR
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA98101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT
and fund accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT AUDITORS
KPMG LLP
801 Second Avenue
Suite 900
Seattle, WA 98104

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

INDEX DESCRIPTIONS

The Standard & Poor's 500 Index(R) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(R) Index, the Russell 2500(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.2 to $286.8 billion, $1.2 to $9.8 billion, $116.6 million to $3.1 billion, and $116.6 million to $1.2 billion, respectively, as of June 30, 2003.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lehman U.S. Government/Credit Intermediate Bond Index is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Index(R), 40% Lehman U.S. Government/Credit Intermediate Bond Index and 10% 91-Day U.S. Treasury Bill Index.

        RAINIER
        INVESTMENT
        MANAGEMENT
        MUTUAL FUNDS
--------------------------------------------------------------------------------
                      601 Union Street, Suite 2801     Seattle, Washington 98101
                      TEL 800.248.6314  www.rainierfunds.com

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gary L. Sundem is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There are no "Other services" provided by the principal accountant during the last two fiscal years ended March 31, 2004 and 2003. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------------- -----------------------
                                 FYE  3/31/2004          FYE  3/31/2003
----------------------------- ----------------------- -----------------------
Audit Fees                           $102,500                $97,750
Audit-Related Fees                     None                    None
Tax Fees                             $22,500                 $20,000
All Other Fees                         None                    None
----------------------------- ----------------------- -----------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

---------------------------------- ------------------------ ------------------
Non-Audit Related Fees                FYE  3/31/2004         FYE  3/31/2003
---------------------------------- ------------------------ ------------------
Registrant                                  None                     None
Registrant's Investment Adviser             None                     None
---------------------------------- ------------------------ ------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have any procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Disclosure Controls & Procedures Committee have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

         By (Signature and Title) /S/ J. GLENN HABER
                                  -------------------------------
                                  J. Glenn Haber, Chief Executive
                                  Officer and Treasurer

         Date   JUNE 17, 2004
                -------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ J. GLENN HABER
                                    -------------------------------
                                    J. Glenn Haber, Chief Executive
                                    Officer and Treasurer

         Date   JUNE 17, 2004
                -------------


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.